PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 25.2%
Basic Materials : 0.2%
576,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 $ 532,460
0.1
414,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 425,548
0.1
219,000
(1)
Anglo American
Capital PLC, 5.750%,
04/05/2034 228,982
0.0
24,000  FMC Corp., 5.150%,
05/18/2026 24,232
0.0
27,000
(1)
Glencore Funding LLC,
5.893%,
04/04/2054 28,434
0.0
221,000  Nutrien Ltd., 2.950%,
05/13/2030 205,698
0.0
299,000  Nutrien Ltd., 5.400%,
06/21/2034 309,721
0.0
29,000  Nutrien Ltd., 5.875%,
12/01/2036 31,091
0.0
4,000  Nutrien Ltd., 5.950%,
11/07/2025 4,064
0.0
389,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 360,044
0.0
2,150,274
0.2
Communications : 1.7%
161,000  Amazon.com, Inc.,
2.100%,
05/12/2031 142,582
0.0
39,000  AT&T, Inc., 3.500%,
06/01/2041 31,937
0.0
380,000  AT&T, Inc., 3.550%,
09/15/2055 278,194
0.0
164,000  AT&T, Inc., 3.650%,
09/15/2059 119,092
0.0
400,000  AT&T, Inc., 4.900%,
08/15/2037 397,394
0.1
259,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 230,691
0.0
96,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 65,348
0.0
180,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 137,892
0.0
253,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 206,876
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
482,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 $ 499,062
0.1
334,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 347,547
0.1
380,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 397,316
0.1
332,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 352,515
0.1
106,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 112,659
0.0
258,000  Comcast Corp.,
1.950%,
01/15/2031 224,084
0.0
346,000  Comcast Corp.,
2.650%,
02/01/2030 320,281
0.0
107,000  Comcast Corp.,
3.200%,
07/15/2036 91,942
0.0
114,000  Comcast Corp.,
3.900%,
03/01/2038 102,948
0.0
184,000
(2)
Comcast Corp.,
5.300%,
06/01/2034 193,911
0.0
252,000  Comcast Corp.,
5.500%,
05/15/2064 260,777
0.0
262,000  Discovery
Communications LLC,
3.625%,
05/15/2030 236,114
0.0
35,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 32,636
0.0
842,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 859,756
0.1
1,100,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 1,153,284
0.1
806,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 861,579
0.1
296,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 324,717
0.1
230,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 236,046
0.0
200,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 191,454
0.0
213,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 201,152
0.0
200,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 174,238
0.0
315,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 345,169
0.1
382,000  Netflix, Inc., 5.875%,
11/15/2028 407,219
0.1
47,000
(2)
Orange SA, 9.000%,
03/01/2031 58,168
0.0
45,000  Paramount Global,
4.950%,
05/19/2050 34,479
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
66,000  Paramount Global,
5.850%,
09/01/2043 $ 57,591
0.0
589,000  Sprint Capital Corp.,
6.875%,
11/15/2028 643,543
0.1
744,000  Sprint Capital Corp.,
8.750%,
03/15/2032 923,680
0.1
91,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 78,944
0.0
182,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 165,126
0.0
179,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 166,786
0.0
28,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 27,245
0.0
23,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 20,506
0.0
9,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 8,778
0.0
235,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 219,092
0.0
55,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 50,056
0.0
53,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 50,909
0.0
442,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 416,349
0.1
67,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 65,173
0.0
204,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 188,216
0.0
212,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 225,510
0.0
52,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 55,237
0.0
53,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 58,437
0.0
616,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 611,863
0.1
195,000
(2)
Uber Technologies, Inc.,
4.800%,
09/15/2034 194,852
0.0
395,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 392,007
0.1
172,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 146,774
0.0
337,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 290,440
0.0
170,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 151,853
0.0
26,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 21,247
0.0
403,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 393,734
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
251,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 $ 247,252
0.0
45,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 47,209
0.0
96,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 112,680
0.0
278,000  Vodafone Group PLC,
5.875%,
06/28/2064 286,952
0.0
15,947,100
1.7
Consumer, Cyclical : 1.9%
28,074  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 27,204
0.0
194,473  American Airlines Pass
Through Trust 2016-1,
A, 4.100%,
07/15/2029 186,082
0.0
10,530  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 10,168
0.0
513,776  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 487,488
0.1
22,018  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 20,756
0.0
449,052  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 424,645
0.1
108,087  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 100,827
0.0
296,000  American Honda
Finance Corp., 4.700%,
01/12/2028 301,405
0.0
210,000  American Honda
Finance Corp., 5.650%,
11/15/2028 221,962
0.0
48,000  American Honda
Finance Corp., GMTN,
4.900%,
01/10/2034 48,852
0.0
139,000  AutoZone, Inc., 6.250%,
11/01/2028 148,930
0.0
351,000  BorgWarner, Inc.,
5.400%,
08/15/2034 358,584
0.0
28,735  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 27,093
0.0
154,661
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 154,524
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
395,000
(1)
Denso Corp., 4.420%,
09/11/2029 $ 399,626
0.1
825,000  Ford Motor Credit
Co. LLC, 4.000%,
11/13/2030 763,047
0.1
611,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 595,255
0.1
373,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 379,274
0.1
52,000  General Motors Co.,
6.125%,
10/01/2025 52,510
0.0
423,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 362,246
0.0
1,340,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 1,341,930
0.2
1,149,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 1,185,303
0.1
212,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 219,490
0.0
160,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 166,697
0.0
259,000  Genuine Parts Co.,
4.950%,
08/15/2029 263,556
0.0
50,000  Home Depot, Inc.,
5.400%,
06/25/2064 52,992
0.0
159,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 162,886
0.0
356,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 366,692
0.1
95,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 98,256
0.0
314,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 325,832
0.0
756,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 797,950
0.1
334,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 358,483
0.0
36,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 38,029
0.0
8,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 8,389
0.0
32,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 33,947
0.0
331,000  Marriott International,
Inc., 4.800%,
03/15/2030 335,833
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
290,000  Marriott International,
Inc., 5.350%,
03/15/2035 $ 297,345
0.0
389,000
(1)(2)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 395,617
0.1
259,569
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 262,991
0.0
329,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 333,097
0.0
397,000
(1)
Panasonic Holdings
Corp., 5.302%,
07/16/2034 409,377
0.1
312,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 317,113
0.0
164,463  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 168,000
0.0
686,434  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 643,249
0.1
40,082  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 40,083
0.0
699,000
(1)(2)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 713,936
0.1
759,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 773,082
0.1
234,000
(1)
Volkswagen Group of
America Finance LLC,
5.900%,
09/12/2033 246,279
0.0
560,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 600,354
0.1
646,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 624,781
0.1
329,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 268,736
0.0
718,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 554,216
0.1
332,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 254,596
0.0
204,000  WW Grainger, Inc.,
4.450%,
09/15/2034 203,840
0.0
17,933,435
1.9
Consumer, Non-cyclical : 3.7%
14,000  AbbVie, Inc., 3.200%,
05/14/2026 13,826
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
152,000  AbbVie, Inc., 3.200%,
11/21/2029 $ 145,397
0.0
260,000  AbbVie, Inc., 4.050%,
11/21/2039 240,298
0.0
559,000  AbbVie, Inc., 4.950%,
03/15/2031 581,401
0.1
89,000  AbbVie, Inc., 5.400%,
03/15/2054 94,445
0.0
90,000  AbbVie, Inc., 5.500%,
03/15/2064 96,177
0.0
291,000  Altria Group, Inc.,
6.200%,
11/01/2028 310,020
0.0
75,000  Amgen, Inc., 2.200%,
02/21/2027 71,826
0.0
18,000
(2)
Amgen, Inc., 2.300%,
02/25/2031 15,949
0.0
60,000  Amgen, Inc., 2.450%,
02/21/2030 54,819
0.0
103,000  Amgen, Inc., 3.150%,
02/21/2040 82,245
0.0
49,000  Amgen, Inc., 5.250%,
03/02/2030 51,141
0.0
163,000  Amgen, Inc., 5.650%,
03/02/2053 171,587
0.0
75,000  Amgen, Inc., 5.750%,
03/02/2063 79,228
0.0
559,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 581,780
0.1
12,000  BAT Capital Corp.,
3.557%,
08/15/2027 11,758
0.0
406,000  BAT Capital Corp.,
4.390%,
08/15/2037 369,471
0.1
138,000  BAT Capital Corp.,
5.834%,
02/20/2031 146,443
0.0
74,000  BAT Capital Corp.,
7.079%,
08/02/2043 84,858
0.0
384,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 389,074
0.1
10,000  Bristol-Myers
Squibb Co., 3.200%,
06/15/2026 9,873
0.0
14,000  Bristol-Myers
Squibb Co., 3.400%,
07/26/2029 13,613
0.0
223,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 206,414
0.0
65,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 68,938
0.0
80,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 94,170
0.0
331,000  Campbell Soup Co.,
5.200%,
03/21/2029 342,954
0.1
87,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 91,050
0.0
270,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 231,501
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
167,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 $ 150,903
0.0
322,000  Cencora, Inc., 5.125%,
02/15/2034 331,725
0.0
79,000  Centene Corp., 2.450%,
07/15/2028 72,821
0.0
2,789,000  Centene Corp., 3.000%,
10/15/2030 2,498,810
0.3
510,000  Cigna Group, 2.375%,
03/15/2031 449,881
0.1
622,000  Cigna Group, 4.800%,
08/15/2038 606,321
0.1
298,000
(2)
Cigna Group, 5.250%,
02/15/2034 308,702
0.0
305,000  Cigna Group, 5.600%,
02/15/2054 315,181
0.0
97,000  Coca-Cola Co., 5.200%,
01/14/2055 101,851
0.0
98,000  Coca-Cola Co., 5.400%,
05/13/2064 104,986
0.0
337,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 350,557
0.1
137,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 142,311
0.0
87,000  CVS Health Corp.,
2.700%,
08/21/2040 61,816
0.0
557,000  CVS Health Corp.,
4.125%,
04/01/2040 477,343
0.1
591,000  CVS Health Corp.,
4.780%,
03/25/2038 557,886
0.1
512,000  CVS Health Corp.,
5.050%,
03/25/2048 467,656
0.1
73,000  CVS Health Corp.,
5.625%,
02/21/2053 72,088
0.0
245,000
(2)
CVS Health Corp.,
5.700%,
06/01/2034 255,688
0.0
26,000  CVS Health Corp.,
6.000%,
06/01/2063 26,532
0.0
92,000  CVS Health Corp.,
6.050%,
06/01/2054 96,050
0.0
13,409  CVS Pass-Through
Trust, 6.943%,
01/10/2030 14,037
0.0
566,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 580,546
0.1
262,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 279,333
0.0
21,000  Elevance Health, Inc.,
4.900%,
02/08/2026 20,995
0.0
316,000  Eli Lilly & Co., 5.000%,
02/09/2054 321,513
0.0
262,000  Equifax, Inc., 3.100%,
05/15/2030 245,394
0.0
81,000  Global Payments, Inc.,
1.200%,
03/01/2026 77,440
0.0
408,000  Global Payments, Inc.,
3.200%,
08/15/2029 382,372
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
167,000  Global Payments, Inc.,
4.450%,
06/01/2028 $ 166,427
0.0
45,000  Global Payments, Inc.,
5.950%,
08/15/2052 46,503
0.0
423,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 445,387
0.1
102,000  HCA, Inc., 2.375%,
07/15/2031 88,239
0.0
149,000  HCA, Inc., 3.125%,
03/15/2027 144,842
0.0
44,000  HCA, Inc., 3.375%,
03/15/2029 42,027
0.0
111,000  HCA, Inc., 3.500%,
09/01/2030 104,636
0.0
61,000  HCA, Inc., 4.375%,
03/15/2042 53,504
0.0
545,000  HCA, Inc., 4.500%,
02/15/2027 545,787
0.1
297,000  HCA, Inc., 5.125%,
06/15/2039 293,124
0.0
43,000  HCA, Inc., 5.250%,
04/15/2025 43,056
0.0
27,000  HCA, Inc., 5.250%,
06/15/2049 25,654
0.0
316,000  HCA, Inc., 5.450%,
04/01/2031 329,347
0.0
409,000  HCA, Inc., 6.000%,
04/01/2054 432,453
0.1
46,000  HCA, Inc., 6.100%,
04/01/2064 48,494
0.0
482,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 497,172
0.1
321,000  Humana, Inc., 5.375%,
04/15/2031 332,605
0.0
524,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 550,927
0.1
524,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 541,119
0.1
267,000
(1)
Imperial Brands
Finance PLC, 5.875%,
07/01/2034 277,691
0.0
14,000  Johnson & Johnson,
2.100%,
09/01/2040 10,185
0.0
181,000  Johnson & Johnson,
3.625%,
03/03/2037 168,150
0.0
48,000  Johnson & Johnson,
5.850%,
07/15/2038 55,049
0.0
187,000  Kenvue, Inc., 5.050%,
03/22/2028 193,553
0.0
38,000  Kenvue, Inc., 5.100%,
03/22/2043 39,335
0.0
94,000  Kenvue, Inc., 5.200%,
03/22/2063 96,615
0.0
175,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 180,670
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,037,000  Kroger Co., 4.900%,
09/15/2031 $ 1,044,054
0.1
263,000  Kroger Co., 5.500%,
09/15/2054 264,877
0.0
344,000  Kroger Co., 5.650%,
09/15/2064 346,096
0.1
410,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 405,445
0.1
295,000  McKesson Corp.,
4.250%,
09/15/2029 295,842
0.0
276,000  Mondelez International,
Inc., 4.750%,
02/20/2029 282,252
0.0
226,000
(1)
Nestle Capital Corp.,
5.100%,
03/12/2054 235,910
0.0
461,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 481,090
0.1
303,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 308,953
0.0
225,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 232,979
0.0
270,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 277,590
0.0
379,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 388,697
0.1
398,000  Quanta Services, Inc.,
5.250%,
08/09/2034 407,115
0.1
98,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 88,405
0.0
100,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 92,779
0.0
519,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 525,494
0.1
283,000  Quest Diagnostics, Inc.,
5.000%,
12/15/2034 286,735
0.0
207,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 231,487
0.0
74,000  Reynolds American,
Inc., 5.850%,
08/15/2045 74,078
0.0
505,000
(1)
Roche Holdings, Inc.,
4.592%,
09/09/2034 509,929
0.1
789,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 842,896
0.1
30,000  Royalty Pharma PLC,
1.200%,
09/02/2025 29,066
0.0
394,000  Royalty Pharma PLC,
1.750%,
09/02/2027 367,217
0.1
262,000  Royalty Pharma PLC,
2.200%,
09/02/2030 229,500
0.0
117,000  Royalty Pharma PLC,
3.300%,
09/02/2040 90,647
0.0
222,000  Royalty Pharma PLC,
5.150%,
09/02/2029 227,788
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
146,000  S&P Global, Inc.,
1.250%,
08/15/2030 $ 124,645
0.0
384,000  S&P Global, Inc.,
2.700%,
03/01/2029 362,514
0.1
326,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 336,198
0.0
303,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 313,899
0.0
403,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 417,757
0.1
325,000  Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 339,305
0.1
219,000  Takeda Pharmaceutical
Co. Ltd., 5.650%,
07/05/2044 230,566
0.0
230,000  Takeda Pharmaceutical
Co. Ltd., 5.650%,
07/05/2054 241,728
0.0
257,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 270,165
0.0
483,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 503,605
0.1
46,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 44,110
0.0
285,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 296,049
0.0
500,000  Unilever Capital Corp.,
4.625%,
08/12/2034 507,446
0.1
62,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 47,495
0.0
34,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 26,857
0.0
178,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 153,518
0.0
48,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 39,425
0.0
244,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 252,028
0.0
232,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 242,227
0.0
58,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 58,102
0.0
57,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 59,299
0.0
61,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 63,836
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
281,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 $ 303,588
0.0
195,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 193,861
0.0
37,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 32,499
0.0
188,000  Viatris, Inc., 2.700%,
06/22/2030 167,119
0.0
179,000  Viatris, Inc., 3.850%,
06/22/2040 139,497
0.0
178,000  Viatris, Inc., 4.000%,
06/22/2050 127,736
0.0
290,000  Zimmer Biomet
Holdings, Inc., 5.200%,
09/15/2034 295,445
0.0
274,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 284,473
0.0
34,815,458
3.7
Energy : 1.4%
355,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 350,941
0.1
41,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 27,893
0.0
102,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 103,824
0.0
78,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 79,727
0.0
77,000  BP Capital Markets
PLC, 3.279%,
09/19/2027 75,483
0.0
248,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 246,085
0.0
89,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 79,954
0.0
12,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 11,543
0.0
322,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 317,798
0.1
657,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 663,034
0.1
415,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 434,112
0.1
105,000  ConocoPhillips Co.,
5.700%,
09/15/2063 112,136
0.0
507,000  Devon Energy Corp.,
5.200%,
09/15/2034 505,063
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
457,000  Devon Energy Corp.,
5.750%,
09/15/2054 $ 445,136
0.1
127,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 103,074
0.0
96,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 96,836
0.0
262,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 280,965
0.0
332,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 326,345
0.1
262,000  Energy Transfer L.P.,
3.750%,
05/15/2030 250,344
0.0
45,000  Energy Transfer L.P.,
4.900%,
03/15/2035 44,447
0.0
148,000  Energy Transfer L.P.,
5.300%,
04/01/2044 141,648
0.0
77,000  Energy Transfer L.P.,
5.350%,
05/15/2045 73,410
0.0
107,000  Energy Transfer L.P.,
6.050%,
09/01/2054 110,920
0.0
118,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 122,938
0.0
77,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 76,676
0.0
242,000  Enterprise Products
Operating LLC, 4.950%,
02/15/2035 245,854
0.0
113,000  Enterprise Products
Operating LLC, 5.550%,
02/16/2055 116,816
0.0
407,000
(3)
Enterprise Products
Operating LLC D,
8.343%, (TSFR3M +
3.248%),
08/16/2077 407,757
0.1
826,000  Equinor ASA, 3.125%,
04/06/2030 785,407
0.1
500,000  Hess Corp., 4.300%,
04/01/2027 499,951
0.1
66,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 60,748
0.0
84,000  Kinder Morgan Energy
Partners L.P., 5.400%,
09/01/2044 81,287
0.0
623,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 633,068
0.1
42,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 42,683
0.0
5,000  MPLX L.P., 1.750%,
03/01/2026 4,817
0.0
427,000  MPLX L.P., 2.650%,
08/15/2030 384,432
0.1
169,000  MPLX L.P., 4.000%,
03/15/2028 166,710
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
135,000  MPLX L.P., 5.500%,
06/01/2034 $ 138,758
0.0
195,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 197,839
0.0
107,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 108,720
0.0
439,000
(2)
Occidental Petroleum
Corp., 6.125%,
01/01/2031 463,548
0.1
279,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 289,877
0.0
33,000
(2)
Occidental Petroleum
Corp., 6.600%,
03/15/2046 35,535
0.0
46,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 50,054
0.0
82,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 86,523
0.0
43,000  ONEOK, Inc., 5.850%,
01/15/2026 43,674
0.0
125,000  Ovintiv, Inc., 5.650%,
05/15/2028 129,010
0.0
43,000  Ovintiv, Inc., 7.100%,
07/15/2053 48,502
0.0
297,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 295,492
0.0
308,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 312,094
0.0
303,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 312,918
0.0
156,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 143,456
0.0
124,000  Targa Resources Corp.,
5.500%,
02/15/2035 127,755
0.0
50,000  Targa Resources Corp.,
6.250%,
07/01/2052 53,866
0.0
291,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 289,048
0.0
139,000  TotalEnergies Capital
SA, 5.150%,
04/05/2034 144,624
0.0
79,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 81,702
0.0
74,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 77,225
0.0
170,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 159,299
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
527,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 $ 528,536
0.1
212,000  Williams Cos., Inc.,
4.000%,
09/15/2025 210,803
0.0
143,000  Williams Cos., Inc.,
4.900%,
03/15/2029 145,346
0.0
22,000  Williams Cos., Inc.,
5.100%,
09/15/2045 20,958
0.0
13,005,024
1.4
Financial : 9.6%
200,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 175,109
0.0
337,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 344,668
0.0
179,000  Alleghany Corp.,
3.250%,
08/15/2051 130,128
0.0
131,000  Alleghany Corp.,
4.900%,
09/15/2044 128,346
0.0
26,000
(3)
American Express Co.,
4.990%,
05/01/2026 26,032
0.0
318,000
(3)
American Express Co.,
5.098%,
02/16/2028 324,143
0.0
640,000
(3)
American Express Co.,
5.282%,
07/27/2029 663,053
0.1
381,000
(3)
American Express Co.,
5.532%,
04/25/2030 399,448
0.1
89,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 82,330
0.0
159,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 157,714
0.0
581,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 600,345
0.1
391,000  American International
Group, Inc., 3.400%,
06/30/2030 369,909
0.0
488,000  American International
Group, Inc., 4.200%,
04/01/2028 486,905
0.1
84,000  American Tower Corp.,
2.700%,
04/15/2031 75,029
0.0
60,000  American Tower Corp.,
3.600%,
01/15/2028 58,575
0.0
182,000  American Tower Corp.,
3.650%,
03/15/2027 179,260
0.0
5,000  American Tower Corp.,
4.400%,
02/15/2026 4,997
0.0
187,000  American Tower Corp.,
5.250%,
07/15/2028 192,662
0.0
351,000  American Tower Corp.,
5.550%,
07/15/2033 368,026
0.0
245,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 259,374
0.0
139,000  Aon North America, Inc.,
5.125%,
03/01/2027 142,236
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
685,000  Aon North America, Inc.,
5.150%,
03/01/2029 $ 707,896
0.1
31,000  Aon North America, Inc.,
5.750%,
03/01/2054 32,866
0.0
96,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 113,181
0.0
153,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 155,286
0.0
48,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 47,962
0.0
600,000  Banco Santander SA,
5.439%,
07/15/2031 627,729
0.1
400,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 413,757
0.1
682,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 651,326
0.1
103,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 89,207
0.0
238,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 208,752
0.0
503,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 456,371
0.1
360,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 321,199
0.0
1,303,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 1,267,855
0.1
66,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 65,053
0.0
355,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 365,103
0.0
239,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 248,568
0.0
358,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 376,612
0.0
705,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 760,926
0.1
680,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 667,575
0.1
160,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 154,456
0.0
13,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 12,854
0.0
522,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 482,202
0.1
482,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 463,169
0.1
233,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 216,467
0.0
153,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 137,086
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
741,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 $ 701,554
0.1
385,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 384,056
0.0
967,000
(3)
Bank of America
Corp., MTN, 5.425%,
08/15/2035 991,652
0.1
183,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 163,395
0.0
2,010,000
(3)
Bank of Montreal,
4.640%,
09/10/2030 2,032,176
0.2
482,000  Bank of Montreal,
5.511%,
06/04/2031 507,913
0.1
531,000
(3)
Bank of New York
Mellon Corp., 5.060%,
07/22/2032 549,611
0.1
92,000
(3)
Bank of New York
Mellon Corp., J,
4.967%,
04/26/2034 94,281
0.0
459,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 474,175
0.1
157,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 163,059
0.0
129,000
(3)
Bank of New York
Mellon Corp., MTN,
5.834%,
10/25/2033 139,773
0.0
740,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 742,658
0.1
200,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 201,583
0.0
191,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 173,409
0.0
465,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 391,148
0.0
80,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 73,334
0.0
347,000
(1)
Blackstone Private
Credit Fund, 5.950%,
07/16/2029 353,508
0.0
377,000  Blackstone Secured
Lending Fund, 5.875%,
11/15/2027 383,484
0.0
159,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 162,480
0.0
308,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 324,596
0.0
371,000
(1)(2)
BPCE SA, 5.203%,
01/18/2027 378,080
0.0
364,000
(1)
BPCE SA, 5.281%,
05/30/2029 376,211
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
371,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 $ 383,322
0.0
115,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 87,001
0.0
379,000  Brookfield Finance, Inc.,
5.675%,
01/15/2035 397,988
0.1
221,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 229,577
0.0
353,000  Camden Property Trust,
4.900%,
01/15/2034 355,428
0.0
57,000  Camden Property Trust,
5.850%,
11/03/2026 58,984
0.0
583,000
(3)
Canadian Imperial Bank
of Commerce, 4.631%,
09/11/2030 586,966
0.1
376,000
(2)
Canadian Imperial Bank
of Commerce, 5.260%,
04/08/2029 390,848
0.0
246,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 233,777
0.0
361,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 385,996
0.0
281,000
(3)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 251,647
0.0
229,000  Chubb INA Holdings
LLC, 4.650%,
08/15/2029 234,451
0.0
443,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 394,445
0.1
399,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 395,437
0.1
546,000
(3)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 599,664
0.1
489,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 517,154
0.1
482,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 496,644
0.1
288,000
(1)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 246,308
0.0
926,000
(1)(2)(3)
Cooperatieve
Rabobank UA, 5.447%,
03/05/2030 961,800
0.1
484,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 454,217
0.1
418,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 440,872
0.1
373,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 397,933
0.1
1,984,000
(3)
Corebridge Financial,
Inc., 6.375%,
09/15/2054 2,009,375
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
213,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 $ 220,537
0.0
399,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 407,849
0.1
250,000  Crown Castle, Inc.,
2.100%,
04/01/2031 213,920
0.0
67,000  Crown Castle, Inc.,
2.500%,
07/15/2031 58,348
0.0
151,000  Crown Castle, Inc.,
2.900%,
03/15/2027 146,119
0.0
262,000  Crown Castle, Inc.,
3.300%,
07/01/2030 245,109
0.0
446,000  Crown Castle, Inc.,
4.800%,
09/01/2028 451,577
0.1
519,000  Crown Castle, Inc.,
4.900%,
09/01/2029 527,760
0.1
99,000  Crown Castle, Inc.,
5.100%,
05/01/2033 100,306
0.0
194,000  Crown Castle, Inc.,
5.200%,
09/01/2034 196,608
0.0
223,000  Crown Castle, Inc.,
5.600%,
06/01/2029 233,220
0.0
168,000  Crown Castle, Inc.,
5.800%,
03/01/2034 178,293
0.0
258,000  CubeSmart L.P.,
2.250%,
12/15/2028 237,424
0.0
541,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 540,568
0.1
345,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 359,697
0.0
813,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 778,949
0.1
719,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 747,211
0.1
711,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 738,619
0.1
533,000
(1)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 531,213
0.1
322,000  Essent Group Ltd.,
6.250%,
07/01/2029 336,083
0.0
218,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 213,002
0.0
206,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 202,077
0.0
244,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 249,440
0.0
641,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 660,883
0.1
151,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 153,488
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
379,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 $ 341,109
0.0
1,874,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 1,941,985
0.2
188,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 197,621
0.0
188,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 202,487
0.0
88,000  Goldman Sachs
Group, Inc., 6.750%,
10/01/2037 101,376
0.0
745,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.505%,
(TSFR3M + 2.387%),
02/12/2067 691,216
0.1
382,000  Healthpeak OP LLC,
5.250%,
12/15/2032 393,746
0.1
354,000
(2)
Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 359,278
0.0
645,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 591,550
0.1
200,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 199,409
0.0
315,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 278,839
0.0
200,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 198,166
0.0
267,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 274,535
0.0
205,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 167,045
0.0
756,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 787,323
0.1
396,000
(3)
ING Groep NV, 5.550%,
03/19/2035 415,311
0.1
483,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 430,900
0.1
1,019,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 996,055
0.1
370,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 311,112
0.0
569,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 521,675
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
98,000
(2)
Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 $ 93,671
0.0
200,000  Invitation Homes
Operating Partnership
L.P., 4.875%,
02/01/2035 197,528
0.0
517,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 560,991
0.1
603,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 576,629
0.1
334,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 316,487
0.0
740,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 709,132
0.1
500,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 462,730
0.1
34,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 33,464
0.0
181,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 171,670
0.0
17,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 16,834
0.0
965,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 936,058
0.1
272,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 265,689
0.0
262,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 254,895
0.0
381,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 382,849
0.0
300,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 308,539
0.0
264,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 270,818
0.0
397,000
(3)
JPMorgan Chase & Co.,
5.294%,
07/22/2035 414,203
0.1
465,000
(3)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 486,219
0.1
262,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 270,175
0.0
262,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 275,051
0.0
429,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 462,469
0.1
185,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 181,206
0.0
24,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 23,691
0.0
528,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 567,002
0.1
255,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 260,694
0.0
365,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 370,665
0.0
428,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 448,642
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
240,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 $ 249,828
0.0
421,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.258%,
04/17/2030 435,551
0.1
397,000
(3)
Mizuho Financial
Group, Inc., 5.594%,
07/10/2035 419,001
0.1
549,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 525,506
0.1
26,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 25,598
0.0
176,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 169,067
0.0
224,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 187,502
0.0
555,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 543,899
0.1
294,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 302,193
0.0
407,000
(3)
Morgan Stanley,
5.320%,
07/19/2035 422,799
0.1
189,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 197,689
0.0
190,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 204,163
0.0
103,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 108,184
0.0
143,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 149,961
0.0
633,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 669,360
0.1
30,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 29,878
0.0
109,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 107,110
0.0
718,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 738,228
0.1
243,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 251,063
0.0
424,000
(1)
National Australia
Bank Ltd., 2.990%,
05/21/2031 377,348
0.0
524,000  National Bank of
Canada, 5.600%,
12/18/2028 547,970
0.1
389,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 396,371
0.1
449,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 477,660
0.1
558,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 580,542
0.1
860,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 900,835
0.1
517,000  Old Republic
International Corp.,
5.750%,
03/28/2034 542,564
0.1
784,000  ORIX Corp., 4.650%,
09/10/2029 790,797
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
87,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 $ 70,610
0.0
683,000
(3)
PNC Financial Services
Group, Inc., 5.401%,
07/23/2035 712,505
0.1
636,000
(3)
PNC Financial Services
Group, Inc., 5.492%,
05/14/2030 664,755
0.1
223,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 241,080
0.0
186,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 189,346
0.0
31,000  Prologis L.P., 5.250%,
03/15/2054 31,517
0.0
473,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 487,369
0.1
137,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 143,536
0.0
137,000  Realty Income Corp.,
3.950%,
08/15/2027 136,201
0.0
306,000  Realty Income Corp.,
5.125%,
02/15/2034 313,049
0.0
1,248,000
(3)
Regions Financial
Corp., 5.502%,
09/06/2035 1,270,487
0.1
679,000
(3)
Regions Financial
Corp., 5.722%,
06/06/2030 703,633
0.1
1,017,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 857,601
0.1
99,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 103,120
0.0
255,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 261,642
0.0
132,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 116,246
0.0
248,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 236,285
0.0
321,000
(3)
State Street Corp.,
5.684%,
11/21/2029 338,877
0.0
892,000
(3)
State Street Corp.,
6.123%,
11/21/2034 974,463
0.1
184,000
(3)
State Street Corp. J,
6.700%,
12/31/2199 190,956
0.0
439,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 457,040
0.1
780,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 819,061
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,355,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 4.850%,
09/10/2034 $ 1,369,789
0.2
624,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 642,747
0.1
600,000
(1)(3)
Swiss RE Subordinated
Finance PLC, 5.698%,
04/05/2035 621,236
0.1
44,000
(1)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 32,221
0.0
158,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 150,697
0.0
467,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 458,110
0.1
143,000
(3)
Truist Financial
Corp., MTN, 5.122%,
01/26/2034 144,621
0.0
785,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 812,701
0.1
732,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 778,469
0.1
290,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 277,663
0.0
909,000
(1)(3)
UBS Group AG,
5.379%,
09/06/2045 930,497
0.1
204,000
(1)(3)
UBS Group AG,
6.301%,
09/22/2034 223,992
0.0
298,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 330,214
0.0
253,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 299,004
0.0
267,000
(3)
US Bancorp, 5.384%,
01/23/2030 277,344
0.0
267,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 277,063
0.0
21,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 20,774
0.0
78,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 76,539
0.0
61,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 59,826
0.0
22,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 21,967
0.0
427,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 436,357
0.1
24,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 24,163
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
159,000  Willis North America,
Inc., 5.900%,
03/05/2054 $ 167,008
0.0
90,033,804
9.6
Industrial : 2.0%
273,000  AGCO Corp., 5.450%,
03/21/2027 278,725
0.0
164,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 170,146
0.0
519,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 527,314
0.1
175,000  Avnet, Inc., 5.500%,
06/01/2032 177,327
0.0
234,000  Avnet, Inc., 6.250%,
03/15/2028 246,108
0.0
505,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 519,840
0.1
385,000
(1)
BAE Systems PLC,
5.250%,
03/26/2031 400,330
0.1
500,000
(2)
Berry Global, Inc.,
1.650%,
01/15/2027 469,556
0.1
48,000  Boeing Co., 5.705%,
05/01/2040 46,864
0.0
46,000
(1)
Boeing Co., 6.858%,
05/01/2054 50,523
0.0
102,000
(1)
Boeing Co., 7.008%,
05/01/2064 112,462
0.0
136,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 115,979
0.0
54,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 55,899
0.0
276,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 297,967
0.0
180,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 169,178
0.0
196,000  Carrier Global Corp.,
2.722%,
02/15/2030 181,259
0.0
227,000  Carrier Global Corp.,
5.900%,
03/15/2034 247,908
0.0
259,000  Caterpillar Financial
Services Corp., 4.375%,
08/16/2029 262,972
0.0
136,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 146,064
0.0
464,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 477,813
0.1
478,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 499,218
0.1
373,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 386,097
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
50,000  FedEx Corp., 3.875%,
08/01/2042 $ 41,776
0.0
81,000  FedEx Corp., 4.100%,
02/01/2045 68,224
0.0
43,000  FedEx Corp., 4.400%,
01/15/2047 37,583
0.0
146,000  FedEx Corp., 4.550%,
04/01/2046 130,286
0.0
1,340,000  Flex Ltd., 5.250%,
01/15/2032 1,354,492
0.2
262,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 247,520
0.0
493,000
(2)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 529,477
0.1
262,000  GATX Corp., 4.000%,
06/30/2030 254,797
0.0
62,000  GATX Corp., 6.050%,
06/05/2054 67,096
0.0
499,000  HEICO Corp., 5.250%,
08/01/2028 515,387
0.1
531,000  Honeywell International,
Inc., 4.750%,
02/01/2032 546,567
0.1
200,000  Honeywell International,
Inc., 5.000%,
03/01/2035 208,265
0.0
159,000  Honeywell International,
Inc., 5.250%,
03/01/2054 165,956
0.0
262,000
(2)
Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 257,766
0.0
115,000
(2)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 121,072
0.0
72,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 77,169
0.0
1,035,000  John Deere Capital
Corp., 4.400%,
09/08/2031 1,042,620
0.1
312,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 322,380
0.0
560,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 581,064
0.1
97,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 85,610
0.0
75,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 77,747
0.0
195,000
(2)
Mohawk Industries, Inc.,
5.850%,
09/18/2028 205,743
0.0
385,000  Nordson Corp., 4.500%,
12/15/2029 386,687
0.1
40,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 41,660
0.0
139,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 149,209
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
149,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 $ 165,254
0.0
72,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 69,344
0.0
93,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 88,786
0.0
637,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 656,296
0.1
838,000
(1)(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 865,858
0.1
142,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 153,381
0.0
494,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 470,875
0.1
211,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 196,403
0.0
259,000  Ryder System, Inc.,
6.600%,
12/01/2033 289,188
0.0
245,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 249,950
0.0
262,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 270,533
0.0
46,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 47,774
0.0
332,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 346,394
0.1
60,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 56,350
0.0
572,000
(1)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 591,557
0.1
249,000
(1)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 259,820
0.0
220,000
(1)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 236,305
0.0
270,000  Sonoco Products Co.,
4.600%,
09/01/2029 268,771
0.0
11,000  Union Pacific Corp.,
4.050%,
11/15/2045 9,619
0.0
243,000  United Parcel
Service, Inc., 5.500%,
05/22/2054 259,457
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
262,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 $ 265,397
0.0
19,173,014
2.0
Technology : 1.8%
18,000  Apple, Inc., 3.750%,
09/12/2047 15,526
0.0
467,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 453,270
0.1
481,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 468,307
0.1
588,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 521,241
0.1
986,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 836,078
0.1
426,000  Broadcom, Inc.,
4.800%,
10/15/2034 425,814
0.1
1,160,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 1,159,536
0.1
267,000  Broadcom, Inc.,
5.150%,
11/15/2031 277,195
0.0
415,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 416,751
0.0
259,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 262,720
0.0
482,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 503,063
0.1
621,000
(2)
Concentrix Corp.,
6.850%,
08/02/2033 643,595
0.1
329,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 339,417
0.0
22,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 22,537
0.0
47,000  Fiserv, Inc., 4.400%,
07/01/2049 41,580
0.0
337,000  Fiserv, Inc., 5.150%,
03/15/2027 344,643
0.0
194,000  Fiserv, Inc., 5.150%,
08/12/2034 199,034
0.0
416,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 424,254
0.1
488,000
(1)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 505,433
0.1
572,000  Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 570,999
0.1
583,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 577,419
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
523,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 $ 513,808
0.1
222,000  HP, Inc., 2.650%,
06/17/2031 196,387
0.0
437,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 448,082
0.1
224,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 228,231
0.0
205,000  IBM International
Capital Pte Ltd.,
5.300%,
02/05/2054 207,705
0.0
43,000  Intel Corp., 2.800%,
08/12/2041 29,939
0.0
6,000  Intel Corp., 3.700%,
07/29/2025 5,945
0.0
12,000  Intel Corp., 5.200%,
02/10/2033 12,163
0.0
61,000  Intel Corp., 5.600%,
02/21/2054 59,495
0.0
61,000  Intel Corp., 5.700%,
02/10/2053 60,137
0.0
399,000  International Business
Machines Corp.,
3.500%,
05/15/2029 387,943
0.0
537,000  Intuit, Inc., 5.500%,
09/15/2053 577,603
0.1
253,000  KLA Corp., 4.950%,
07/15/2052 251,580
0.0
74,000  KLA Corp., 5.250%,
07/15/2062 76,233
0.0
262,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 242,840
0.0
233,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 244,583
0.0
559,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 526,360
0.1
57,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
05/11/2041 44,396
0.0
48,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 45,428
0.0
233,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 235,834
0.0
769,000  Oracle Corp., 2.300%,
03/25/2028 722,417
0.1
67,000  Oracle Corp., 2.800%,
04/01/2027 64,885
0.0
9,000  Oracle Corp., 2.950%,
05/15/2025 8,903
0.0
137,000  Oracle Corp., 3.250%,
11/15/2027 133,409
0.0
84,000  Oracle Corp., 3.600%,
04/01/2050 64,005
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
91,000  Oracle Corp., 3.650%,
03/25/2041 $ 75,282
0.0
373,000  Oracle Corp., 3.800%,
11/15/2037 330,191
0.0
44,000  Oracle Corp., 3.850%,
07/15/2036 39,810
0.0
90,000  Oracle Corp., 3.850%,
04/01/2060 67,827
0.0
42,000  Oracle Corp., 3.900%,
05/15/2035 38,841
0.0
83,000  Oracle Corp., 3.950%,
03/25/2051 66,849
0.0
284,000  Oracle Corp., 4.700%,
09/27/2034 283,370
0.0
398,000  Oracle Corp., 5.375%,
09/27/2054 398,052
0.0
227,000  Oracle Corp., 5.500%,
09/27/2064 226,309
0.0
450,000  Qualcomm, Inc.,
6.000%,
05/20/2053 510,342
0.1
240,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 248,783
0.0
262,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 234,235
0.0
135,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 135,580
0.0
17,052,194
1.8
Utilities : 2.9%
67,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 66,397
0.0
482,000  AEP Texas, Inc.,
5.450%,
05/15/2029 502,961
0.1
214,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 221,887
0.0
60,000  AES Corp., 1.375%,
01/15/2026 57,597
0.0
411,000  AES Corp., 2.450%,
01/15/2031 356,119
0.1
299,000
(1)
AES Corp., 3.950%,
07/15/2030 285,899
0.0
323,000  AES Corp., 5.450%,
06/01/2028 332,647
0.1
12,000  Alabama Power Co.,
3.750%,
03/01/2045 10,002
0.0
157,000  Alabama Power Co.,
5.850%,
11/15/2033 171,268
0.0
13,000  Alabama Power Co. A,
4.300%,
07/15/2048 11,561
0.0
39,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 39,489
0.0
30,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 27,244
0.0
377,000  Ameren Corp., 5.000%,
01/15/2029 386,155
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
149,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 $ 130,999
0.0
125,000
(1)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 123,996
0.0
197,000
(2)
American Water
Capital Corp., 5.150%,
03/01/2034 205,560
0.0
157,000  American Water
Capital Corp., 5.450%,
03/01/2054 165,072
0.0
9,000  Avangrid, Inc., 3.150%,
12/01/2024 8,967
0.0
18,000  Avangrid, Inc., 3.200%,
04/15/2025 17,819
0.0
283,000
(2)
Avangrid, Inc., 3.800%,
06/01/2029 275,364
0.0
198,000  Black Hills Corp.,
3.050%,
10/15/2029 184,639
0.0
159,000  Black Hills Corp.,
6.000%,
01/15/2035 169,407
0.0
199,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 206,705
0.0
182,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 159,159
0.0
463,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 447,283
0.1
46,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 50,653
0.0
66,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 61,168
0.0
118,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 123,773
0.0
145,000  DTE Energy Co.,
4.950%,
07/01/2027 147,477
0.0
758,000  DTE Energy Co.,
5.100%,
03/01/2029 780,851
0.1
137,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 123,228
0.0
12,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 9,930
0.0
108,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 89,987
0.0
86,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 75,225
0.0
93,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 96,102
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
41,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 $ 45,669
0.0
17,000  Duke Energy Corp.,
3.150%,
08/15/2027 16,522
0.0
343,000
(3)
Duke Energy Corp.,
6.450%,
09/01/2054 356,994
0.1
275,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 241,188
0.0
126,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 137,948
0.0
21,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 16,745
0.0
11,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 9,565
0.0
44,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 35,453
0.0
18,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 15,868
0.0
113,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 99,439
0.0
164,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 144,578
0.0
68,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 43,580
0.0
41,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 35,254
0.0
220,000  Entergy Corp., 2.400%,
06/15/2031 191,588
0.0
141,000  Entergy Corp., 2.800%,
06/15/2030 128,900
0.0
75,000
(3)
Entergy Corp., 7.125%,
12/01/2054 77,950
0.0
279,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 285,360
0.0
466,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 427,251
0.1
158,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 163,556
0.0
101,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 72,946
0.0
112,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 120,903
0.0
262,000  Eversource Energy,
2.550%,
03/15/2031 229,215
0.0
448,000  Eversource Energy,
2.900%,
03/01/2027 433,637
0.1
118,000  Eversource Energy,
5.125%,
05/15/2033 120,085
0.0
271,000  Eversource Energy,
5.450%,
03/01/2028 281,040
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
197,000  Eversource Energy,
5.500%,
01/01/2034 $ 204,618
0.0
295,000  Eversource Energy,
5.950%,
02/01/2029 312,340
0.0
76,000  Eversource Energy U,
1.400%,
08/15/2026 72,012
0.0
106,000  Exelon Corp., 4.950%,
06/15/2035 106,152
0.0
434,000  Exelon Corp., 5.150%,
03/15/2028 446,104
0.1
377,000  Exelon Corp., 5.150%,
03/15/2029 390,772
0.1
363,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 359,478
0.1
208,000  Florida Power &
Light Co., 4.625%,
05/15/2030 213,467
0.0
36,000  Florida Power &
Light Co., 5.400%,
09/01/2035 38,147
0.0
22,000  Florida Power &
Light Co., 5.650%,
02/01/2037 23,787
0.0
177,000  Georgia Power Co.,
4.650%,
05/16/2028 180,286
0.0
7,000  Iberdrola International
BV, 5.810%,
03/15/2025 7,028
0.0
30,000  Indiana Michigan
Power Co., 3.850%,
05/15/2028 29,659
0.0
26,000  Indiana Michigan
Power Co., 5.625%,
04/01/2053 27,474
0.0
33,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 36,219
0.0
79,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 76,415
0.0
86,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 75,346
0.0
156,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 155,443
0.0
113,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 119,327
0.0
262,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 270,993
0.0
478,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 501,302
0.1
113,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 119,292
0.0
37,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 36,745
0.0
29,000  Mississippi Power Co.,
4.750%,
10/15/2041 26,800
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
257,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 $ 227,923
0.0
340,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 333,864
0.1
295,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 316,399
0.0
64,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 60,734
0.0
398,000
(2)
National Grid PLC,
5.418%,
01/11/2034 414,520
0.1
506,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 459,640
0.1
222,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 199,131
0.0
43,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 42,071
0.0
47,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 45,661
0.0
82,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 80,465
0.0
416,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 426,941
0.1
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 121,232
0.0
43,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 46,609
0.0
384,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 8.427%,
(TSFR3M + 3.172%),
04/30/2043 384,198
0.1
219,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 229,116
0.0
34,000  Nevada Power Co.,
6.000%,
03/15/2054 37,658
0.0
22,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 21,416
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
401,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 $ 380,882
0.1
412,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 394,486
0.1
10,000  NextEra Energy Capital
Holdings, Inc., 4.450%,
06/20/2025 9,990
0.0
355,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 311,452
0.0
95,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 98,657
0.0
46,000  Northern States
Power Co., 5.650%,
06/15/2054 49,900
0.0
156,000  NSTAR Electric Co.,
1.950%,
08/15/2031 133,307
0.0
128,000  NSTAR Electric Co.,
5.400%,
06/01/2034 135,202
0.0
121,000  OGE Energy Corp.,
5.450%,
05/15/2029 126,087
0.0
98,000
(1)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 104,392
0.0
159,000  ONE Gas, Inc., 5.100%,
04/01/2029 164,789
0.0
74,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 61,967
0.0
65,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 56,639
0.0
37,000  PacifiCorp, 4.100%,
02/01/2042 31,789
0.0
27,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 27,247
0.0
18,000  Public Service Co. of
Oklahoma K, 3.150%,
08/15/2051 12,498
0.0
18,000  Public Service Electric
and Gas Co., MTN,
3.000%,
05/15/2027 17,561
0.0
197,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 206,829
0.0
437,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 383,239
0.1
721,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 747,688
0.1
311,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 325,857
0.0
585,000
(3)
Sempra, 6.400%,
10/01/2054 587,563
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,785,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 $ 1,458,854
0.2
209,000  Southern California
Edison Co., 5.450%,
06/01/2031 221,236
0.0
265,000  Southern Co., 5.113%,
08/01/2027 271,226
0.0
503,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 487,731
0.1
1,100,000  Southern Co. Gas
Capital Corp., 4.950%,
09/15/2034 1,112,003
0.1
113,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 116,708
0.0
84,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 81,041
0.0
53,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 58,049
0.0
53,000  Tampa Electric Co.,
4.350%,
05/15/2044 47,743
0.0
695,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 711,460
0.1
144,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 142,690
0.0
572,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 526,581
0.1
134,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 123,781
0.0
14,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 14,062
0.0
117,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 120,146
0.0
293,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 269,252
0.0
203,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 212,614
0.0
27,473,806
2.9
Total Corporate Bonds/
Notes
(Cost $232,399,105)
237,584,109
25.2
U.S. GOVERNMENT AGENCY OBLIGATIONS : 21.9%
Federal Home Loan Mortgage Corporation : 3.1%
(4)
163,733
2.500
%,
05/01/2030 158,245
0.0
335,933
2.500
%,
05/01/2030 324,212
0.0
469,115
2.500
%,
06/01/2030 453,293
0.1
1,669,814
3.000
%,
03/01/2045 1,544,754
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
2,027,883
3.000
%,
03/01/2045 $ 1,880,640
0.2
1,797,975
3.000
%,
04/01/2045 1,663,693
0.2
1,829,268
3.000
%,
04/01/2045 1,694,168
0.2
3,247,704
3.000
%,
10/01/2046 2,984,610
0.3
652,896
3.500
%,
08/01/2042 624,339
0.1
1,833,370
3.500
%,
03/01/2045 1,747,453
0.2
226,500
3.500
%,
04/01/2045 215,031
0.0
778,206
3.500
%,
05/01/2045 741,181
0.1
339,033
3.500
%,
06/01/2045 322,758
0.0
450,692
3.500
%,
07/01/2045 429,579
0.1
515,058
3.500
%,
07/01/2045 490,923
0.1
253,211
3.500
%,
08/01/2045 241,236
0.0
376,125
3.500
%,
08/01/2045 358,502
0.0
445,638
3.500
%,
08/01/2045 424,181
0.0
473,730
3.500
%,
08/01/2045 451,292
0.1
768,348
3.500
%,
08/01/2045 732,339
0.1
511,136
3.500
%,
09/01/2045 486,744
0.1
699,797
3.500
%,
09/01/2045 667,007
0.1
835,858
3.500
%,
11/01/2045 796,683
0.1
452,569
4.000
%,
10/01/2041 444,794
0.1
485,329
4.000
%,
12/01/2041 477,143
0.1
127,818
4.000
%,
07/01/2045 124,990
0.0
76,137
4.000
%,
09/01/2045 74,146
0.0
652,418
4.000
%,
09/01/2045 636,932
0.1
1,097,259
4.000
%,
09/01/2045 1,072,981
0.1
1,268,118
4.000
%,
09/01/2045 1,240,058
0.1
566,063
4.000
%,
05/01/2047 553,940
0.1
174,676
4.000
%,
11/01/2047 169,771
0.0
173,320
4.000
%,
03/01/2048 168,947
0.0
705,120
4.000
%,
06/01/2048 694,580
0.1
3,206
4.500
%,
06/01/2039 3,248
0.0
9,057
4.500
%,
09/01/2040 9,164
0.0
32,676
4.500
%,
03/01/2041 33,099
0.0
149,506
4.500
%,
08/01/2041 150,902
0.0
255,636
4.500
%,
08/01/2041 258,943
0.0
101,655
4.500
%,
09/01/2041 102,918
0.0
110,576
4.500
%,
09/01/2041 112,007
0.0
224,444
4.500
%,
09/01/2041 227,348
0.0
665,321
4.500
%,
09/01/2041 669,821
0.1
7,550
5.000
%,
05/01/2028 7,623
0.0
47,609
5.000
%,
05/01/2035 48,882
0.0
142,733
5.000
%,
01/01/2041 147,262
0.0
79,308
5.000
%,
04/01/2041 80,661
0.0
4,909
5.500
%,
03/01/2034 5,069
0.0
748
5.500
%,
05/01/2036 757
0.0
35,437
5.500
%,
06/01/2036 36,698
0.0
4,054
5.500
%,
12/01/2036 4,206
0.0
19,266
5.500
%,
03/01/2037 19,601
0.0
4,905
5.500
%,
04/01/2037 5,059
0.0
31,629
5.500
%,
05/01/2037 32,623
0.0
53,239
5.500
%,
07/01/2037 54,971
0.0
6,683
5.500
%,
09/01/2037 6,934
0.0
5,762
5.500
%,
10/01/2037 5,941
0.0
18,949
5.500
%,
11/01/2037 19,556
0.0
17,254
5.500
%,
12/01/2037 17,781
0.0
60,222
5.500
%,
12/01/2037 62,178
0.0
3,857
5.500
%,
01/01/2038 3,985
0.0
3,837
5.500
%,
01/01/2038 3,987
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
39,998
5.500
%,
02/01/2038 $ 41,281
0.0
54,909
5.500
%,
02/01/2038 56,591
0.0
39,999
5.500
%,
03/01/2038 41,241
0.0
47,912
5.500
%,
04/01/2038 49,404
0.0
4,174
5.500
%,
05/01/2038 4,301
0.0
43,585
5.500
%,
05/01/2038 44,907
0.0
30,439
5.500
%,
06/01/2038 31,268
0.0
102,978
5.500
%,
06/01/2038 106,113
0.0
96,083
5.500
%,
07/01/2038 99,085
0.0
3,616
5.500
%,
08/01/2038 3,714
0.0
19,643
5.500
%,
08/01/2038 20,241
0.0
21,999
5.500
%,
09/01/2038 22,669
0.0
19,329
5.500
%,
10/01/2038 19,923
0.0
21,967
5.500
%,
10/01/2038 22,636
0.0
2,151
5.500
%,
11/01/2038 2,216
0.0
76,330
5.500
%,
11/01/2038 78,670
0.0
4,054
5.500
%,
12/01/2038 4,177
0.0
7,671
5.500
%,
12/01/2038 7,960
0.0
16,745
5.500
%,
01/01/2039 17,258
0.0
38,448
5.500
%,
03/01/2039 39,614
0.0
14,403
5.500
%,
07/01/2039 14,856
0.0
9,419
5.500
%,
12/01/2039 9,706
0.0
64,650
5.500
%,
03/01/2040 66,625
0.0
21,175
5.500
%,
08/01/2040 21,818
0.0
33,911
5.500
%,
08/01/2040 34,948
0.0
41,699
5.500
%,
08/01/2040 42,972
0.0
99,162
6.000
%,
09/01/2027 101,430
0.0
2,955
6.000
%,
02/01/2029 3,022
0.0
3,685
6.000
%,
05/01/2035 3,814
0.0
166,219
6.000
%,
03/01/2037 175,454
0.0
1,510
6.000
%,
05/01/2037 1,594
0.0
20,120
6.000
%,
07/01/2037 21,233
0.0
4,889
6.000
%,
08/01/2037 5,141
0.0
23,431
6.000
%,
08/01/2037 24,726
0.0
128,034
6.000
%,
09/01/2037 135,018
0.0
342
6.000
%,
10/01/2037 360
0.0
5,132
6.000
%,
11/01/2037 5,414
0.0
1,685
6.000
%,
12/01/2037 1,741
0.0
4,887
6.000
%,
12/01/2037 5,152
0.0
136,778
6.000
%,
01/01/2038 144,100
0.0
781
6.000
%,
04/01/2038 823
0.0
4,994
6.000
%,
06/01/2038 5,214
0.0
292
6.000
%,
07/01/2038 303
0.0
9,924
6.000
%,
08/01/2038 10,310
0.0
35,167
6.000
%,
11/01/2038 36,815
0.0
11,108
6.000
%,
05/01/2039 11,548
0.0
6,520
6.000
%,
08/01/2039 6,766
0.0
1,551
6.000
%,
09/01/2039 1,598
0.0
359,518
6.500
%,
09/01/2034 376,400
0.0
3,372
(3)
6.668
%, (H15T1Y +
2.250%),
11/01/2031 3,442
0.0
26,514
(3)
6.914
%, (RFUCCT1Y +
1.345%),
09/01/2035 27,304
0.0
26,569
(3)
7.001
%, (H15T1Y +
2.436%),
01/01/2029 26,673
0.0
1,436
(3)
7.125
%, (H15T1Y +
2.250%),
04/01/2032 1,471
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
183,432
(3)
7.414
%, (RFUCCT1Y +
1.738%),
06/01/2035 $ 190,694
0.0
29,454,123
3.1
Federal National Mortgage Association : 0.1%
(4)
927
(3)
4.611
%, (ECOFC +
1.257%),
05/01/2036 915
0.0
5,794
(3)
5.223
%, (ECOFC +
1.930%),
12/01/2036 5,760
0.0
114,385
(3)
5.908
%, (RFUCCT1Y +
1.658%),
10/01/2035 115,995
0.0
37,093
(3)
6.004
%, (RFUCCT1Y +
1.647%),
02/01/2034 37,430
0.0
84,414
(3)
6.060
%, (RFUCCT1Y +
1.810%),
09/01/2034 86,062
0.0
16,908
(3)
6.175
%, (RFUCCT1Y +
1.675%),
02/01/2035 17,148
0.0
53,840
(3)
6.300
%, (H15T1Y +
2.175%),
10/01/2035 55,317
0.0
45,689
(3)
6.358
%, (RFUCCT1Y +
1.552%),
04/01/2035 46,151
0.0
19,663
(3)
6.363
%, (12MTA +
1.200%),
08/01/2042 19,812
0.0
27,864
(3)
6.363
%, (12MTA +
1.200%),
08/01/2042 28,110
0.0
9,144
(3)
6.363
%, (12MTA +
1.200%),
10/01/2044 9,268
0.0
15,195
(3)
6.363
%, (12MTA +
1.200%),
10/01/2044 15,285
0.0
5,958
(3)
6.585
%, (H15T1Y +
2.210%),
04/01/2032 6,062
0.0
871
(3)
6.610
%, (H15T1Y +
2.215%),
09/01/2031 879
0.0
11,379
(3)
6.748
%, (RFUCCT6M +
1.373%),
09/01/2035 11,332
0.0
214,972
(3)
6.904
%, (H15T1Y +
1.805%),
08/01/2035 219,732
0.1
12,471
(3)
7.059
%, (RFUCCT1M +
1.559%),
02/01/2033 12,536
0.0
9,835
(3)
7.222
%, (RFUCCT1Y +
1.472%),
08/01/2035 9,956
0.0
697,750
0.1
Government National Mortgage Association : 4.5%
3,730,138
2.500
%,
08/20/2051 3,289,505
0.4
3,038,203
2.500
%,
09/20/2051 2,678,628
0.3
1,573,516
2.500
%,
11/20/2051 1,387,271
0.1
3,188,754
2.500
%,
12/20/2051 2,811,546
0.3
5,115,593
2.500
%,
03/20/2052 4,509,986
0.5
4,347,453
2.500
%,
04/20/2052 3,832,775
0.4
11,672,840
3.000
%,
04/20/2045 10,845,798
1.2
841,624
3.000
%,
11/20/2051 767,902
0.1
921,167
3.000
%,
03/20/2052 837,416
0.1
1,696,865
3.500
%,
07/20/2046 1,573,706
0.2
247,242
3.500
%,
07/20/2047 234,939
0.0
2,284,142
3.500
%,
01/20/2048 2,172,063
0.2
314,227
4.000
%,
11/20/2040 312,021
0.0
586,468
4.000
%,
03/20/2046 575,844
0.1
5,068,295
4.000
%,
03/20/2053 4,901,275
0.5
502,145
4.500
%,
08/20/2041 508,342
0.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
227,661
4.500
%,
01/20/2047 $ 229,068
0.0
1,566
5.000
%,
11/15/2035 1,602
0.0
3,247
5.000
%,
11/15/2035 3,295
0.0
3,981
5.000
%,
11/15/2035 4,101
0.0
11,328
5.000
%,
11/15/2035 11,499
0.0
12,636
5.000
%,
06/15/2037 12,841
0.0
26,300
5.000
%,
03/15/2038 26,688
0.0
55,254
5.000
%,
03/15/2038 57,038
0.0
2,219
5.000
%,
06/15/2038 2,253
0.0
767
5.000
%,
09/15/2038 786
0.0
7,635
5.000
%,
11/15/2038 7,872
0.0
26,368
5.000
%,
11/15/2038 27,208
0.0
6,831
5.000
%,
12/15/2038 7,039
0.0
37,300
5.000
%,
12/15/2038 38,503
0.0
32,995
5.000
%,
01/15/2039 34,040
0.0
62,971
5.000
%,
01/15/2039 64,631
0.0
16,747
5.000
%,
02/15/2039 17,207
0.0
37,706
5.000
%,
02/15/2039 38,916
0.0
55,752
5.000
%,
02/15/2039 57,347
0.0
1,403
5.000
%,
03/15/2039 1,445
0.0
42,753
5.000
%,
03/15/2039 43,987
0.0
44,339
5.000
%,
03/15/2039 45,628
0.0
68,270
5.000
%,
03/15/2039 70,308
0.0
43,830
5.000
%,
04/15/2039 45,147
0.0
357
5.000
%,
05/15/2039 363
0.0
27,904
5.000
%,
05/15/2039 28,716
0.0
60,587
5.000
%,
05/15/2039 62,419
0.0
38,476
5.000
%,
07/15/2039 39,646
0.0
26,835
5.000
%,
09/15/2039 27,459
0.0
6,882
5.000
%,
11/15/2039 6,962
0.0
1,049
5.000
%,
04/15/2040 1,072
0.0
6,614
5.000
%,
06/15/2040 6,790
0.0
14,382
5.000
%,
09/15/2040 14,848
0.0
28,269
5.000
%,
10/15/2040 29,083
0.0
43,608
5.000
%,
05/15/2042 44,402
0.0
164,064
5.000
%,
02/20/2043 168,634
0.0
42,517,860
4.5
Uniform Mortgage-Backed Securities : 14.2%
3,554,891
2.000
%,
10/01/2050 2,965,084
0.3
889,450
2.000
%,
11/01/2051 750,329
0.1
2,433,559
2.000
%,
11/01/2051 2,048,972
0.2
5,649,727
2.000
%,
11/01/2051 4,688,966
0.5
4,509,527
2.000
%,
12/01/2051 3,740,166
0.4
5,827,079
2.000
%,
12/01/2051 4,869,156
0.5
1,675,638
2.000
%,
02/01/2052 1,408,899
0.2
3,103,015
2.000
%,
02/01/2052 2,614,510
0.3
2,886,292
2.000
%,
03/01/2052 2,391,705
0.3
668,497
2.500
%,
05/01/2030 645,663
0.1
537,083
2.500
%,
07/01/2030 518,123
0.1
4,233,735
2.500
%,
04/01/2051 3,684,797
0.4
3,417,927
2.500
%,
11/01/2051 2,982,254
0.3
3,242,197
2.500
%,
12/01/2051 2,839,368
0.3
4,115,724
2.500
%,
12/01/2051 3,618,232
0.4
2,285,856
2.500
%,
02/01/2052 2,016,087
0.2
3,669,417
2.500
%,
02/01/2052 3,202,972
0.4
3,784,894
2.500
%,
02/01/2052 3,327,135
0.4
4,263,340
2.500
%,
02/01/2052 3,721,422
0.4
5,552,252
2.500
%,
02/01/2052 4,869,041
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
693,639
3.000
%,
09/01/2030 $ 677,569
0.1
680,596
3.000
%,
08/01/2043 631,529
0.1
1,162,821
3.000
%,
09/01/2043 1,079,006
0.1
2,646,644
3.000
%,
08/01/2046 2,436,592
0.3
252,229
3.000
%,
09/01/2046 231,539
0.0
2,210,882
3.000
%,
02/01/2052 2,009,065
0.2
373,839
3.500
%,
12/01/2041 358,023
0.1
65,295
3.500
%,
08/01/2042 62,451
0.0
331,315
3.500
%,
08/01/2042 315,824
0.1
260,732
3.500
%,
10/01/2042 249,052
0.0
450,075
3.500
%,
10/01/2042 429,914
0.1
195,502
3.500
%,
03/01/2043 186,782
0.0
1,677,678
3.500
%,
01/01/2046 1,593,383
0.2
2,779,706
3.500
%,
02/01/2046 2,640,431
0.3
2,003,417
3.500
%,
08/01/2046 1,900,349
0.2
1,819,916
3.500
%,
09/01/2047 1,718,092
0.2
5,237,329
3.500
%,
07/01/2048 4,963,722
0.5
1,984,072
3.500
%,
02/01/2052 1,874,572
0.2
1,226
4.000
%,
05/01/2029 1,220
0.0
11,759
4.000
%,
11/01/2030 11,720
0.0
6,491
4.000
%,
02/01/2031 6,466
0.0
3,822
4.000
%,
10/01/2031 3,808
0.0
167,252
4.000
%,
07/01/2042 164,613
0.0
376,200
4.000
%,
07/01/2042 372,124
0.1
1,445,775
4.000
%,
07/01/2042 1,426,534
0.2
129,071
4.000
%,
08/01/2042 127,674
0.0
1,145,973
4.000
%,
08/01/2043 1,127,883
0.1
1,889,659
4.000
%,
09/01/2043 1,864,267
0.2
63,583
4.000
%,
10/01/2043 62,540
0.0
135,309
4.000
%,
10/01/2043 132,839
0.0
336,081
4.000
%,
06/01/2045 328,281
0.1
673,873
4.000
%,
07/01/2045 662,967
0.1
1,411,548
4.000
%,
07/01/2045 1,388,930
0.2
2,610,432
4.000
%,
02/01/2046 2,553,842
0.3
505,749
4.000
%,
06/01/2047 493,990
0.1
61,775
4.000
%,
03/01/2048 60,111
0.0
291,678
4.000
%,
03/01/2048 283,823
0.1
2,218,928
4.000
%,
09/01/2048 2,170,215
0.2
2,920
4.500
%,
10/01/2025 2,901
0.0
20,866
4.500
%,
07/01/2026 20,921
0.0
153,934
4.500
%,
04/01/2029 154,296
0.0
2,408
4.500
%,
06/01/2029 2,417
0.0
29,056
4.500
%,
06/01/2029 29,102
0.0
29,953
4.500
%,
07/01/2029 30,071
0.0
721
4.500
%,
10/01/2029 725
0.0
4,889
4.500
%,
06/01/2030 4,893
0.0
156,393
4.500
%,
10/01/2030 157,507
0.0
37,768
4.500
%,
02/01/2031 37,882
0.0
24,758
4.500
%,
05/01/2031 24,967
0.0
20,463
4.500
%,
10/01/2033 20,468
0.0
8,485
4.500
%,
01/01/2034 8,553
0.0
2,038
4.500
%,
07/01/2034 2,055
0.0
2,892
4.500
%,
09/01/2035 2,897
0.0
14,184
4.500
%,
09/01/2035 14,299
0.0
19,664
4.500
%,
11/01/2035 19,824
0.0
110,180
4.500
%,
02/01/2036 109,581
0.0
38,171
4.500
%,
01/01/2037 38,481
0.0
20,445
4.500
%,
09/01/2037 20,623
0.0
1,424
4.500
%,
02/01/2038 1,441
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
10,335
4.500
%,
01/01/2039 $ 10,458
0.0
18,077
4.500
%,
02/01/2039 18,290
0.0
8,697
4.500
%,
04/01/2039 8,792
0.0
23,532
4.500
%,
04/01/2039 23,810
0.0
43,406
4.500
%,
04/01/2039 43,591
0.0
296
4.500
%,
05/01/2039 300
0.0
2,551
4.500
%,
05/01/2039 2,582
0.0
7,988
4.500
%,
05/01/2039 8,083
0.0
41,469
4.500
%,
05/01/2039 41,959
0.0
44,717
4.500
%,
05/01/2039 45,246
0.0
49,595
4.500
%,
05/01/2039 50,182
0.0
558,695
4.500
%,
05/01/2039 565,303
0.1
4,077
4.500
%,
06/01/2039 4,125
0.0
65,539
4.500
%,
06/01/2039 66,314
0.0
9,051
4.500
%,
07/01/2039 9,158
0.0
14,967
4.500
%,
07/01/2039 15,089
0.0
31,067
4.500
%,
07/01/2039 31,435
0.0
33,066
4.500
%,
08/01/2039 33,457
0.0
36,233
4.500
%,
08/01/2039 36,420
0.0
65,188
4.500
%,
08/01/2039 65,959
0.0
118,097
4.500
%,
08/01/2039 119,493
0.0
121,036
4.500
%,
09/01/2039 121,780
0.0
100,799
4.500
%,
10/01/2039 101,991
0.0
6,135
4.500
%,
11/01/2039 6,208
0.0
53,394
4.500
%,
11/01/2039 54,025
0.0
3,199
4.500
%,
12/01/2039 3,236
0.0
6,182
4.500
%,
12/01/2039 6,255
0.0
3,134
4.500
%,
01/01/2040 3,171
0.0
215,446
4.500
%,
01/01/2040 217,589
0.0
51,279
4.500
%,
02/01/2040 51,885
0.0
99,073
4.500
%,
02/01/2040 100,245
0.0
31,353
4.500
%,
04/01/2040 31,724
0.0
309,795
4.500
%,
04/01/2040 313,461
0.1
31,710
4.500
%,
05/01/2040 32,091
0.0
145,712
4.500
%,
05/01/2040 146,894
0.0
2,030
4.500
%,
06/01/2040 2,054
0.0
19,892
4.500
%,
06/01/2040 20,128
0.0
36,681
4.500
%,
06/01/2040 37,114
0.0
66,469
4.500
%,
06/01/2040 67,255
0.0
165,842
4.500
%,
06/01/2040 167,802
0.0
8,758
4.500
%,
07/01/2040 8,862
0.0
49,492
4.500
%,
07/01/2040 50,077
0.0
71,673
4.500
%,
07/01/2040 72,521
0.0
1,271
4.500
%,
08/01/2040 1,286
0.0
2,854
4.500
%,
08/01/2040 2,888
0.0
16,178
4.500
%,
08/01/2040 16,369
0.0
18,034
4.500
%,
08/01/2040 18,247
0.0
40,528
4.500
%,
08/01/2040 41,007
0.0
41,954
4.500
%,
08/01/2040 42,451
0.0
44,294
4.500
%,
08/01/2040 44,315
0.0
5,890
4.500
%,
09/01/2040 5,959
0.0
10,250
4.500
%,
09/01/2040 10,371
0.0
11,746
4.500
%,
09/01/2040 11,792
0.0
16,518
4.500
%,
09/01/2040 16,714
0.0
16,536
4.500
%,
09/01/2040 16,732
0.0
70,383
4.500
%,
09/01/2040 71,144
0.0
127,492
4.500
%,
09/01/2040 129,001
0.0
16,513
4.500
%,
10/01/2040 16,708
0.0
17,937
4.500
%,
10/01/2040 18,149
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
52,419
4.500
%,
10/01/2040 $ 52,720
0.0
87,854
4.500
%,
10/01/2040 88,893
0.0
101,574
4.500
%,
10/01/2040 102,776
0.0
27,048
4.500
%,
11/01/2040 27,369
0.0
30,809
4.500
%,
11/01/2040 31,173
0.0
113,086
4.500
%,
11/01/2040 113,000
0.0
226,085
4.500
%,
11/01/2040 228,759
0.0
635,363
4.500
%,
11/01/2040 642,882
0.1
1,890
4.500
%,
12/01/2040 1,913
0.0
11,035
4.500
%,
12/01/2040 11,103
0.0
13,862
4.500
%,
12/01/2040 14,026
0.0
14,899
4.500
%,
12/01/2040 15,075
0.0
21,547
4.500
%,
12/01/2040 21,802
0.0
27,169
4.500
%,
12/01/2040 27,490
0.0
65,000
4.500
%,
12/01/2040 65,769
0.0
66,471
4.500
%,
12/01/2040 67,155
0.0
130,638
4.500
%,
12/01/2040 132,184
0.0
10,953
4.500
%,
01/01/2041 11,083
0.0
25,565
4.500
%,
01/01/2041 25,867
0.0
78,019
4.500
%,
01/01/2041 78,278
0.0
141,055
4.500
%,
01/01/2041 142,652
0.0
299,205
4.500
%,
01/01/2041 302,745
0.1
13,599
4.500
%,
02/01/2041 13,760
0.0
34,249
4.500
%,
02/01/2041 34,654
0.0
46,050
4.500
%,
02/01/2041 46,594
0.0
50,156
4.500
%,
02/01/2041 50,750
0.0
52,709
4.500
%,
02/01/2041 52,734
0.0
2,614
4.500
%,
03/01/2041 2,645
0.0
10,559
4.500
%,
03/01/2041 10,487
0.0
12,932
4.500
%,
03/01/2041 13,085
0.0
16,723
4.500
%,
03/01/2041 16,920
0.0
23,973
4.500
%,
03/01/2041 24,257
0.0
32,049
4.500
%,
03/01/2041 32,428
0.0
50,345
4.500
%,
03/01/2041 50,940
0.0
66,047
4.500
%,
03/01/2041 66,828
0.0
110,393
4.500
%,
03/01/2041 110,916
0.0
3,243
4.500
%,
04/01/2041 3,281
0.0
14,549
4.500
%,
04/01/2041 14,551
0.0
24,190
4.500
%,
04/01/2041 24,476
0.0
67,932
4.500
%,
04/01/2041 67,888
0.0
133,684
4.500
%,
04/01/2041 135,266
0.0
239,484
4.500
%,
04/01/2041 242,317
0.0
2,164
4.500
%,
05/01/2041 2,190
0.0
4,003
4.500
%,
05/01/2041 4,051
0.0
10,517
4.500
%,
05/01/2041 10,587
0.0
12,553
4.500
%,
05/01/2041 12,701
0.0
16,550
4.500
%,
05/01/2041 16,746
0.0
123,601
4.500
%,
05/01/2041 124,491
0.0
132,032
4.500
%,
05/01/2041 133,009
0.0
155,401
4.500
%,
05/01/2041 157,241
0.0
240,781
4.500
%,
05/01/2041 243,632
0.0
8,907
4.500
%,
06/01/2041 9,012
0.0
44,724
4.500
%,
06/01/2041 45,093
0.0
164,822
4.500
%,
06/01/2041 166,350
0.0
1,505
4.500
%,
07/01/2041 1,512
0.0
2,530
4.500
%,
07/01/2041 2,560
0.0
7,147
4.500
%,
07/01/2041 7,231
0.0
15,814
4.500
%,
07/01/2041 16,004
0.0
30,328
4.500
%,
07/01/2041 30,330
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
71,575
4.500
%,
07/01/2041 $ 72,422
0.0
119,966
4.500
%,
07/01/2041 121,386
0.0
11,458
4.500
%,
08/01/2041 11,594
0.0
19,815
4.500
%,
08/01/2041 19,737
0.0
39,298
4.500
%,
08/01/2041 39,471
0.0
60,268
4.500
%,
08/01/2041 60,981
0.0
80,316
4.500
%,
08/01/2041 81,266
0.0
104,714
4.500
%,
08/01/2041 104,953
0.0
119,343
4.500
%,
08/01/2041 119,142
0.0
146,601
4.500
%,
08/01/2041 147,884
0.0
3,167
4.500
%,
09/01/2041 3,204
0.0
8,290
4.500
%,
09/01/2041 8,388
0.0
40,824
4.500
%,
09/01/2041 41,223
0.0
373,024
4.500
%,
09/01/2041 377,057
0.1
13,398
4.500
%,
10/01/2041 13,557
0.0
21,270
4.500
%,
10/01/2041 21,467
0.0
40,714
4.500
%,
10/01/2041 40,718
0.0
79,256
4.500
%,
10/01/2041 80,194
0.0
140,657
4.500
%,
10/01/2041 142,105
0.0
175,210
4.500
%,
10/01/2041 177,284
0.0
390,776
4.500
%,
10/01/2041 393,594
0.1
793,858
4.500
%,
10/01/2041 798,765
0.1
2,227
4.500
%,
11/01/2041 2,253
0.0
182,277
4.500
%,
11/01/2041 184,435
0.0
165,577
4.500
%,
12/01/2041 166,595
0.0
409,736
4.500
%,
12/01/2041 413,534
0.1
7,366
4.500
%,
01/01/2042 7,453
0.0
10,116
4.500
%,
01/01/2042 10,149
0.0
17,494
4.500
%,
01/01/2042 17,665
0.0
31,244
4.500
%,
03/01/2042 31,389
0.0
25,428
4.500
%,
04/01/2042 25,232
0.0
10,440
4.500
%,
06/01/2042 10,499
0.0
4,270
4.500
%,
08/01/2042 4,320
0.0
3,846
4.500
%,
09/01/2042 3,814
0.0
6,117
4.500
%,
01/01/2043 6,081
0.0
3,948
4.500
%,
12/01/2043 3,960
0.0
40,712
4.500
%,
04/01/2047 40,816
0.0
19,623
4.500
%,
05/01/2047 19,617
0.0
45,301
4.500
%,
06/01/2047 45,273
0.0
65,792
4.500
%,
06/01/2047 65,771
0.0
61,912
4.500
%,
07/01/2047 62,266
0.0
232,042
4.500
%,
07/01/2047 231,610
0.0
15,588
4.500
%,
08/01/2047 15,591
0.0
4,877
5.000
%,
04/01/2026 4,874
0.0
6,994
5.000
%,
05/01/2026 6,990
0.0
6,828
5.000
%,
08/01/2027 6,840
0.0
4,723
5.000
%,
04/01/2028 4,759
0.0
4,464,049
5.000
%,
05/01/2042 4,600,315
0.5
590,512
5.000
%,
09/01/2052 591,582
0.1
6,328,583
5.000
%,
10/01/2052 6,335,131
0.7
860
5.500
%,
07/01/2026 870
0.0
1,336
5.500
%,
12/01/2027 1,352
0.0
7,117
5.500
%,
04/01/2028 7,202
0.0
2,009
5.500
%,
08/01/2028 2,041
0.0
2,860
5.500
%,
01/01/2029 2,895
0.0
25,267
5.500
%,
10/01/2029 25,793
0.0
28,577
5.500
%,
04/01/2033 29,281
0.0
10,218
5.500
%,
10/01/2033 10,545
0.0
439
5.500
%,
11/01/2033 454
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
1,826
5.500
%,
11/01/2033 $ 1,877
0.0
2,875
5.500
%,
11/01/2033 2,961
0.0
3,385
5.500
%,
11/01/2033 3,481
0.0
668
5.500
%,
12/01/2033 689
0.0
8,865
5.500
%,
12/01/2033 9,160
0.0
22,989
5.500
%,
12/01/2033 23,717
0.0
52,368
5.500
%,
12/01/2033 54,025
0.0
157,124
5.500
%,
12/01/2033 161,165
0.0
200
5.500
%,
01/01/2034 206
0.0
2,961
5.500
%,
01/01/2034 2,995
0.0
7,444
5.500
%,
01/01/2034 7,695
0.0
12,552
5.500
%,
01/01/2034 12,932
0.0
56,895
5.500
%,
01/01/2034 58,695
0.0
2,373
5.500
%,
06/01/2034 2,451
0.0
3,986
5.500
%,
11/01/2034 4,036
0.0
22,936
5.500
%,
11/01/2034 23,660
0.0
470
5.500
%,
12/01/2034 486
0.0
6,788
5.500
%,
01/01/2035 7,005
0.0
14,459
5.500
%,
01/01/2035 14,940
0.0
19,234
5.500
%,
01/01/2035 19,805
0.0
5,452
5.500
%,
02/01/2035 5,651
0.0
4,270
5.500
%,
07/01/2035 4,426
0.0
363,139
5.500
%,
08/01/2035 375,812
0.1
1,490
5.500
%,
10/01/2035 1,570
0.0
276
5.500
%,
11/01/2035 284
0.0
25,182
5.500
%,
11/01/2035 26,104
0.0
368
5.500
%,
12/01/2035 381
0.0
402
5.500
%,
12/01/2035 414
0.0
6,429
5.500
%,
12/01/2035 6,664
0.0
60,572
5.500
%,
12/01/2035 62,785
0.0
4,589
5.500
%,
01/01/2036 4,757
0.0
38,207
5.500
%,
01/01/2036 39,602
0.0
368
5.500
%,
02/01/2036 380
0.0
5,712
5.500
%,
04/01/2036 5,921
0.0
324
5.500
%,
08/01/2036 336
0.0
22,804
5.500
%,
09/01/2036 23,534
0.0
38,446
5.500
%,
09/01/2036 39,676
0.0
580
5.500
%,
12/01/2036 601
0.0
929
5.500
%,
12/01/2036 957
0.0
59,151
5.500
%,
12/01/2036 61,071
0.0
64,083
5.500
%,
12/01/2036 66,360
0.0
5,400
5.500
%,
01/01/2037 5,578
0.0
32,200
5.500
%,
01/01/2037 33,312
0.0
50,909
5.500
%,
02/01/2037 52,640
0.0
131,876
5.500
%,
03/01/2037 135,684
0.0
5,890
5.500
%,
04/01/2037 6,082
0.0
413
5.500
%,
05/01/2037 425
0.0
1,188
5.500
%,
05/01/2037 1,217
0.0
6,570
5.500
%,
05/01/2037 6,773
0.0
12,077
5.500
%,
05/01/2037 12,451
0.0
12,519
5.500
%,
06/01/2037 12,893
0.0
28,018
5.500
%,
06/01/2037 28,927
0.0
13,779
5.500
%,
07/01/2037 14,142
0.0
7,457
5.500
%,
08/01/2037 7,724
0.0
20,147
5.500
%,
08/01/2037 20,882
0.0
22,326
5.500
%,
08/01/2037 23,016
0.0
53,931
5.500
%,
09/01/2037 55,626
0.0
366
5.500
%,
11/01/2037 378
0.0
190,417
5.500
%,
01/01/2038 196,157
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
366
5.500
%,
02/01/2038 $ 377
0.0
609
5.500
%,
02/01/2038 627
0.0
3,433
5.500
%,
03/01/2038 3,534
0.0
170,796
5.500
%,
03/01/2038 176,164
0.0
237
5.500
%,
04/01/2038 243
0.0
8,028
5.500
%,
04/01/2038 8,256
0.0
26,354
5.500
%,
04/01/2038 27,126
0.0
1,460
5.500
%,
05/01/2038 1,504
0.0
4,793
5.500
%,
05/01/2038 4,938
0.0
48,684
5.500
%,
05/01/2038 50,086
0.0
10,813
5.500
%,
06/01/2038 11,129
0.0
42,337
5.500
%,
06/01/2038 43,625
0.0
200
5.500
%,
07/01/2038 206
0.0
20,951
5.500
%,
07/01/2038 21,568
0.0
23,906
5.500
%,
07/01/2038 24,604
0.0
23,922
5.500
%,
07/01/2038 24,699
0.0
5,459
5.500
%,
08/01/2038 5,658
0.0
10,706
5.500
%,
08/01/2038 11,019
0.0
34,447
5.500
%,
08/01/2038 35,454
0.0
28,829
5.500
%,
11/01/2038 29,806
0.0
95,047
5.500
%,
11/01/2038 97,880
0.0
105
5.500
%,
12/01/2038 109
0.0
17,041
5.500
%,
12/01/2038 17,565
0.0
26,184
5.500
%,
01/01/2039 27,034
0.0
50,268
5.500
%,
01/01/2039 51,874
0.0
172,215
5.500
%,
01/01/2039 177,436
0.0
9,974
5.500
%,
03/01/2039 10,287
0.0
88,522
5.500
%,
06/01/2039 91,301
0.0
155,696
5.500
%,
06/01/2039 160,910
0.0
8,708
5.500
%,
07/01/2041 8,962
0.0
170,043
5.500
%,
09/01/2041 176,252
0.0
5,928,293
5.500
%,
02/01/2054 5,999,647
0.7
4,953,891
5.500
%,
08/01/2054 5,013,006
0.6
27,246
6.000
%,
11/01/2028 27,840
0.0
170
6.000
%,
04/01/2031 178
0.0
183
6.000
%,
01/01/2032 187
0.0
326
6.000
%,
11/01/2032 334
0.0
422
6.000
%,
11/01/2032 431
0.0
22,444
6.000
%,
01/01/2033 23,356
0.0
1,737
6.000
%,
09/01/2033 1,805
0.0
299
6.000
%,
01/01/2034 311
0.0
19,720
6.000
%,
06/01/2035 20,374
0.0
2,768
6.000
%,
07/01/2035 2,883
0.0
4,084
6.000
%,
07/01/2035 4,216
0.0
4,941
6.000
%,
07/01/2035 5,128
0.0
5,830
6.000
%,
07/01/2035 6,128
0.0
319
6.000
%,
10/01/2035 328
0.0
840
6.000
%,
10/01/2035 859
0.0
26,109
6.000
%,
11/01/2035 27,253
0.0
1,968
6.000
%,
12/01/2035 2,030
0.0
22,799
6.000
%,
12/01/2035 24,017
0.0
3,570
6.000
%,
01/01/2036 3,702
0.0
16,134
6.000
%,
02/01/2036 17,011
0.0
26,008
6.000
%,
02/01/2036 27,422
0.0
10,026
6.000
%,
03/01/2036 10,423
0.0
16,844
6.000
%,
03/01/2036 18,052
0.0
9,925
6.000
%,
04/01/2036 10,432
0.0
21,265
6.000
%,
04/01/2036 22,419
0.0
6,970
6.000
%,
05/01/2036 7,151
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
299
6.000
%,
06/01/2036 $ 313
0.0
1,626
6.000
%,
06/01/2036 1,690
0.0
1,081
6.000
%,
07/01/2036 1,120
0.0
1,247
6.000
%,
07/01/2036 1,281
0.0
9,665
6.000
%,
07/01/2036 10,042
0.0
36,673
6.000
%,
07/01/2036 38,663
0.0
1,229
6.000
%,
08/01/2036 1,274
0.0
1,948
6.000
%,
08/01/2036 2,054
0.0
10,034
6.000
%,
08/01/2036 10,580
0.0
11,035
6.000
%,
08/01/2036 11,473
0.0
96,400
6.000
%,
08/01/2036 100,319
0.0
70
6.000
%,
09/01/2036 72
0.0
5,796
6.000
%,
09/01/2036 5,978
0.0
7,150
6.000
%,
09/01/2036 7,536
0.0
11,151
6.000
%,
09/01/2036 11,562
0.0
12,196
6.000
%,
09/01/2036 12,740
0.0
26,978
6.000
%,
09/01/2036 28,437
0.0
50,376
6.000
%,
09/01/2036 51,938
0.0
2,051
6.000
%,
10/01/2036 2,112
0.0
6,983
6.000
%,
10/01/2036 7,204
0.0
8,932
6.000
%,
10/01/2036 9,417
0.0
17,362
6.000
%,
10/01/2036 18,331
0.0
21,348
6.000
%,
10/01/2036 22,437
0.0
21,541
6.000
%,
10/01/2036 22,712
0.0
6,320
6.000
%,
11/01/2036 6,575
0.0
19,660
6.000
%,
11/01/2036 20,727
0.0
1,147
6.000
%,
12/01/2036 1,192
0.0
1,937
6.000
%,
12/01/2036 2,042
0.0
2,879
6.000
%,
12/01/2036 2,990
0.0
12,404
6.000
%,
12/01/2036 12,817
0.0
21,272
6.000
%,
12/01/2036 22,423
0.0
189
6.000
%,
01/01/2037 196
0.0
336
6.000
%,
01/01/2037 353
0.0
5,453
6.000
%,
01/01/2037 5,731
0.0
9,590
6.000
%,
01/01/2037 9,887
0.0
6,911
6.000
%,
02/01/2037 7,197
0.0
8,172
6.000
%,
02/01/2037 8,614
0.0
46,644
6.000
%,
02/01/2037 49,029
0.0
335
6.000
%,
03/01/2037 349
0.0
4,153
6.000
%,
03/01/2037 4,296
0.0
4,215
6.000
%,
03/01/2037 4,444
0.0
6,576
6.000
%,
03/01/2037 6,805
0.0
9,324
6.000
%,
03/01/2037 9,831
0.0
75,422
6.000
%,
03/01/2037 79,230
0.0
588
6.000
%,
04/01/2037 608
0.0
669
6.000
%,
04/01/2037 690
0.0
1,100
6.000
%,
04/01/2037 1,160
0.0
1,914
6.000
%,
04/01/2037 1,997
0.0
3,837
6.000
%,
04/01/2037 4,011
0.0
8,584
6.000
%,
04/01/2037 9,049
0.0
10,873
6.000
%,
04/01/2037 11,365
0.0
12,631
6.000
%,
04/01/2037 13,124
0.0
13,031
6.000
%,
04/01/2037 13,736
0.0
18,998
6.000
%,
04/01/2037 19,623
0.0
24,896
6.000
%,
04/01/2037 25,726
0.0
33,446
6.000
%,
04/01/2037 35,323
0.0
57,447
6.000
%,
04/01/2037 60,540
0.0
514
6.000
%,
05/01/2037 533
0.0
4,383
6.000
%,
05/01/2037 4,603
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
5,081
6.000
%,
05/01/2037 $ 5,257
0.0
6,688
6.000
%,
05/01/2037 6,888
0.0
9,354
6.000
%,
05/01/2037 9,860
0.0
9,767
6.000
%,
05/01/2037 10,064
0.0
11,438
6.000
%,
05/01/2037 11,800
0.0
11,884
6.000
%,
05/01/2037 12,246
0.0
18,375
6.000
%,
05/01/2037 19,314
0.0
45,154
6.000
%,
05/01/2037 47,597
0.0
2,711
6.000
%,
06/01/2037 2,855
0.0
3,340
6.000
%,
06/01/2037 3,464
0.0
3,534
6.000
%,
06/01/2037 3,725
0.0
4,471
6.000
%,
06/01/2037 4,604
0.0
21,764
6.000
%,
06/01/2037 22,359
0.0
29,516
6.000
%,
06/01/2037 31,018
0.0
2,110
6.000
%,
07/01/2037 2,218
0.0
4,135
6.000
%,
07/01/2037 4,360
0.0
4,477
6.000
%,
07/01/2037 4,747
0.0
4,831
6.000
%,
07/01/2037 4,986
0.0
5,149
6.000
%,
07/01/2037 5,261
0.0
5,864
6.000
%,
07/01/2037 6,083
0.0
11,611
6.000
%,
07/01/2037 12,052
0.0
28,548
6.000
%,
07/01/2037 29,604
0.0
29,526
6.000
%,
07/01/2037 31,107
0.0
3,913
6.000
%,
08/01/2037 4,117
0.0
5,235
6.000
%,
08/01/2037 5,434
0.0
7,937
6.000
%,
08/01/2037 8,170
0.0
10,944
6.000
%,
08/01/2037 11,519
0.0
15,490
6.000
%,
08/01/2037 16,016
0.0
25,081
6.000
%,
08/01/2037 26,445
0.0
31,485
6.000
%,
08/01/2037 32,462
0.0
480
6.000
%,
09/01/2037 500
0.0
1,278
6.000
%,
09/01/2037 1,347
0.0
4,950
6.000
%,
09/01/2037 5,105
0.0
8,468
6.000
%,
09/01/2037 8,927
0.0
43,579
6.000
%,
09/01/2037 45,561
0.0
439
6.000
%,
10/01/2037 455
0.0
18,317
6.000
%,
10/01/2037 19,301
0.0
564
6.000
%,
11/01/2037 594
0.0
18,722
6.000
%,
11/01/2037 19,740
0.0
28,446
6.000
%,
11/01/2037 29,960
0.0
769
6.000
%,
12/01/2037 808
0.0
15,746
6.000
%,
12/01/2037 16,529
0.0
30,750
6.000
%,
12/01/2037 32,193
0.0
32,774
6.000
%,
12/01/2037 34,557
0.0
14,913
6.000
%,
02/01/2038 15,667
0.0
51,566
6.000
%,
02/01/2038 53,626
0.0
70,753
6.000
%,
02/01/2038 74,325
0.0
639
6.000
%,
03/01/2038 668
0.0
3,531
6.000
%,
03/01/2038 3,642
0.0
15,744
6.000
%,
03/01/2038 16,561
0.0
1,862
6.000
%,
05/01/2038 1,962
0.0
43,134
6.000
%,
05/01/2038 45,385
0.0
6,242
6.000
%,
06/01/2038 6,581
0.0
22,326
6.000
%,
07/01/2038 23,494
0.0
35,686
6.000
%,
07/01/2038 36,730
0.0
735
6.000
%,
08/01/2038 773
0.0
2,980
6.000
%,
09/01/2038 3,083
0.0
3,807
6.000
%,
09/01/2038 4,014
0.0
13,268
6.000
%,
09/01/2038 13,754
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
13,719
6.000
%,
09/01/2038 $ 14,417
0.0
326
6.000
%,
10/01/2038 335
0.0
1,106
6.000
%,
10/01/2038 1,151
0.0
7,142
6.000
%,
10/01/2038 7,517
0.0
7,822
6.000
%,
10/01/2038 8,245
0.0
10,677
6.000
%,
10/01/2038 10,991
0.0
16,846
6.000
%,
10/01/2038 17,732
0.0
405
6.000
%,
11/01/2038 422
0.0
1,025
6.000
%,
11/01/2038 1,056
0.0
79,700
6.000
%,
11/01/2038 82,551
0.0
759
6.000
%,
12/01/2038 788
0.0
10,645
6.000
%,
12/01/2038 11,101
0.0
38,582
6.000
%,
12/01/2038 40,676
0.0
749
6.000
%,
10/01/2039 789
0.0
9,724
6.000
%,
10/01/2039 10,241
0.0
9,280
6.000
%,
04/01/2040 9,770
0.0
69,318
6.000
%,
09/01/2040 71,900
0.0
99,032
6.000
%,
10/01/2040 104,362
0.0
318
6.500
%,
04/01/2027 327
0.0
4,079
6.500
%,
01/01/2032 4,207
0.0
3,768
6.500
%,
04/01/2032 3,950
0.0
2,970
6.500
%,
10/01/2032 3,062
0.0
10,018
6.500
%,
10/01/2032 10,339
0.0
2,823
6.500
%,
03/01/2038 3,020
0.0
31
7.000
%,
08/01/2025 32
0.0
840
7.000
%,
03/01/2026 872
0.0
291
7.000
%,
12/01/2027 302
0.0
132,486
7.000
%,
03/01/2038 138,574
0.0
3,441
7.500
%,
09/01/2031 3,557
0.0
134,206,135
14.2
Total U.S. Government
Agency Obligations
(Cost $214,634,526)
206,875,868
21.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 16.5%
640,987
(3)
Alternative Loan Trust
2005-53T2 2A6,
5.469%, (TSFR1M +
0.614%),
11/25/2035 343,414
0.0
918,462  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 654,157
0.1
180,859
(3)(5)
Alternative Loan Trust
2005-J3 2A2, 0.031%,
(-1.000*TSFR1M +
4.886%),
05/25/2035 8,317
0.0
1,097,371  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 558,309
0.1
1,472,695
(3)
Alternative Loan
Trust 2007-23CB A3,
5.469%, (TSFR1M +
0.614%),
09/25/2037 540,501
0.1
66,254  Banc of America
Funding Trust 2007-
8 4A1, 6.000%,
08/25/2037 53,795
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
263,948
(3)
Bear Stearns ALT-A
Trust 2005-10 22A1,
5.597%,
01/25/2036 $ 250,075
0.0
134,201
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.454%,
05/25/2035 127,326
0.0
691,348
(3)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.654%,
11/25/2036 383,287
0.0
814,987
(3)
Bear Stearns ALT-A
Trust 2006-6 32A1,
5.080%,
11/25/2036 421,667
0.0
1,357
(3)
Bear Stearns ARM Trust
2005-12 13A1, 5.261%,
02/25/2036 1,016
0.0
57,528
(3)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.515%,
01/26/2036 42,743
0.0
2,000,000
(1)(3)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 1,992,422
0.2
43,466
(3)
Chase Mortgage
Finance Trust Series
2005-A1 1A1, 4.578%,
12/25/2035 40,062
0.0
6,160
(3)
CHL Mortgage Pass-
Through Trust 2004-
HYB9 1A1, 5.066%,
02/20/2035 6,217
0.0
10,178
(3)
CHL Mortgage Pass-
Through Trust 2005-2
2A3, 5.649%, (TSFR1M
+ 0.794%),
03/25/2035 9,364
0.0
3,176
(1)(3)
CIM Trust 2020-J1 B3,
3.445%,
07/25/2050 2,771
0.0
398,385  Citicorp Mortgage
Securities Trust Series
2007-1 1A1, 6.000%,
01/25/2037 365,689
0.0
13,649
(3)
Citigroup Mortgage
Loan Trust 2005-
3 2A2A, 6.246%,
08/25/2035 12,916
0.0
653,790  Citigroup Mortgage
Loan Trust 2005-
8 3A1, 5.500%,
09/25/2035 659,802
0.1
584,835
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.972%,
09/25/2037 518,469
0.1
431,071
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 420,485
0.0
161,057  CitiMortgage Alternative
Loan Trust Series
2007-A2 1A5, 6.000%,
02/25/2037 150,177
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.045%,
(SOFR30A + 3.764%),
02/25/2040 $ 846,697
0.1
3,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.430%,
(SOFR30A + 3.150%),
12/25/2041 3,720,930
0.4
76,765
(3)
DSLA Mortgage Loan
Trust 2004-AR3 2A1,
6.093%,
07/19/2044 72,888
0.0
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
8.380%, (SOFR30A +
3.100%),
10/25/2041 1,547,336
0.2
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
8.030%, (SOFR30A +
2.750%),
12/25/2041 1,536,361
0.2
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
10.880%, (SOFR30A +
5.600%),
07/25/2042 1,096,926
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
10.613%, (SOFR30A +
5.350%),
05/25/2043 2,208,194
0.2
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
7.393%, (SOFR30A +
2.050%),
09/25/2044 2,011,562
0.2
2,201,744
(5)
Fannie Mae Interest
Strip 409 C29,
5.000%,
04/25/2042 443,003
0.1
182,841
(5)
Fannie Mae Interest
Strip 418 10, 4.000%,
08/25/2043 28,447
0.0
177,326
(5)
Fannie Mae Interest
Strip 418 15, 3.500%,
08/25/2043 26,062
0.0
1,841,843
(5)
Fannie Mae Interest
Strip 421 C11, 6.500%,
05/25/2039 308,990
0.0
79,067  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 80,516
0.0
4,089
(3)
Fannie Mae REMIC
Trust 2002-21 FC,
6.295%, (SOFR30A +
1.014%),
04/25/2032 4,107
0.0
353,233
(5)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 56,591
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,370
(3)
Fannie Mae REMIC
Trust 2004-11 A,
5.583%, (SOFR30A +
0.234%),
03/25/2034 $ 13,345
0.0
176,509  Fannie Mae REMIC
Trust 2005-120 ZU,
5.500%,
01/25/2036 183,905
0.0
1,521,592
(3)(5)
Fannie Mae REMIC
Trust 2005-
66 SY, 1.305%,
(-1.000*SOFR30A +
6.586%),
07/25/2035 139,611
0.0
109,859
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.422%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 116,398
0.0
1,772,288
(3)(5)
Fannie Mae REMIC
Trust 2005-
92 SC, 1.285%,
(-1.000*SOFR30A +
6.566%),
10/25/2035 156,641
0.0
87,811  Fannie Mae REMIC
Trust 2006-103 EZ,
6.250%,
10/25/2036 92,097
0.0
361,849
(3)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.477%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 498,442
0.1
1,617,439
(3)(5)
Fannie Mae REMIC
Trust 2006-
12 SD, 1.355%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 116,015
0.0
2,164,774
(3)(5)
Fannie Mae REMIC
Trust 2006-
120 QD, 9.896%,
(-1.000*SOFR30A +
4.586%),
10/25/2036 57,234
0.0
1,061,379
(3)(5)
Fannie Mae REMIC
Trust 2006-
123 UI, 1.345%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 109,415
0.0
1,156,703
(3)(5)
Fannie Mae REMIC
Trust 2006-
59 XS, 1.805%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 103,539
0.0
76,482
(3)(5)
Fannie Mae REMIC
Trust 2006-
72 HS, 1.305%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 1,364
0.0
1,306,689
(3)(5)
Fannie Mae REMIC
Trust 2007-
53 SX, 0.705%,
(-1.000*SOFR30A +
5.986%),
06/25/2037 114,659
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
277,269
(3)
Fannie Mae REMIC
Trust 2007-73 A1,
5.707%, (SOFR30A +
0.174%),
07/25/2037 $ 270,477
0.0
168,193
(3)
Fannie Mae REMIC
Trust 2008-
20 SP, 2.014%,
(-1.000*SOFR30A +
15.214%),
03/25/2038 172,860
0.0
883,028  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 889,946
0.1
3,079,283
(3)(5)
Fannie Mae REMIC
Trust 2010-
102 SB, 1.205%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 346,891
0.0
3,532,147
(5)
Fannie Mae REMIC
Trust 2010-112 PI,
6.000%,
10/25/2040 703,718
0.1
972,312
(3)(5)
Fannie Mae REMIC
Trust 2010-
116 SE, 1.205%,
(-1.000*SOFR30A +
6.486%),
10/25/2040 92,857
0.0
2,587,717
(3)(5)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.675%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 201,828
0.0
7,853,607
(3)(5)
Fannie Mae REMIC
Trust 2010-
139 SA, 0.635%,
(-1.000*SOFR30A +
5.916%),
12/25/2040 758,452
0.1
1,491,183
(3)(5)
Fannie Mae REMIC
Trust 2010-
55 AS, 1.025%,
(-1.000*SOFR30A +
6.306%),
06/25/2040 145,858
0.0
2,974,212  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 3,086,039
0.3
212,872  Fannie Mae REMIC
Trust 2010-60 HJ,
5.500%,
05/25/2040 215,944
0.0
453,865  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 462,425
0.1
40,944  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 39,083
0.0
1,000,000  Fannie Mae REMIC
Trust 2011-128 KB,
4.500%,
12/25/2041 1,000,711
0.1
1,044,736
(3)(5)
Fannie Mae REMIC
Trust 2011-
149 ES, 0.605%,
(-1.000*SOFR30A +
5.886%),
07/25/2041 44,370
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
731,139
(5)
Fannie Mae REMIC
Trust 2011-3 AI,
5.000%,
01/25/2041 $ 74,205
0.0
272,726
(3)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 1.055%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 34,573
0.0
38,226  Fannie Mae REMIC
Trust 2012-103 DA,
3.500%,
10/25/2041 37,926
0.0
590,363  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 546,586
0.1
3,708,651
(3)(5)
Fannie Mae REMIC
Trust 2012-
113 SG, 0.705%,
(-1.000*SOFR30A +
5.986%),
10/25/2042 431,346
0.1
2,624,229
(3)(5)
Fannie Mae REMIC
Trust 2012-
122 SB, 0.755%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 323,094
0.0
805,120
(5)
Fannie Mae REMIC
Trust 2012-128 DI,
3.000%,
10/25/2032 44,159
0.0
765,285
(3)
Fannie Mae REMIC
Trust 2012-131
BS, 10.546%,
(-1.000*SOFR30A +
5.263%),
12/25/2042 546,045
0.1
8,989,283
(3)(5)
Fannie Mae REMIC
Trust 2012-
134 SF, 0.755%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 1,102,579
0.1
4,210,496
(3)(5)
Fannie Mae REMIC
Trust 2012-
137 SN, 0.705%,
(-1.000*SOFR30A +
5.986%),
12/25/2042 462,046
0.1
6,657,982
(3)(5)
Fannie Mae REMIC
Trust 2012-
19 S, 0.555%,
(-1.000*SOFR30A +
5.836%),
03/25/2042 713,386
0.1
3,005,694
(3)(5)
Fannie Mae REMIC
Trust 2012-
30 TS, 1.055%,
(-1.000*SOFR30A +
6.336%),
04/25/2042 374,153
0.0
639,782
(5)
Fannie Mae REMIC
Trust 2012-58 PI,
5.000%,
04/25/2042 86,805
0.0
3,398,852
(3)(5)
Fannie Mae REMIC
Trust 2013-
60 DS, 0.805%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 250,125
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,873,096
(3)(5)
Fannie Mae REMIC
Trust 2013-
9 DS, 0.755%,
(-1.000*SOFR30A +
6.036%),
02/25/2043 $ 473,104
0.1
7,285,004
(3)(5)
Fannie Mae REMIC
Trust 2013-
9 SA, 0.755%,
(-1.000*SOFR30A +
6.036%),
03/25/2042 235,531
0.0
9,082,865
(5)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,825,775
0.2
11,453,319
(5)
Fannie Mae REMIC
Trust 2016-2 IO,
5.500%,
02/25/2046 1,725,084
0.2
3,202,178
(3)(5)
Fannie Mae REMIC
Trust 2016-
54 SD, 0.605%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 433,017
0.1
5,019,922
(3)(5)
Fannie Mae REMIC
Trust 2016-
62 SC, 0.605%,
(-1.000*SOFR30A +
5.886%),
09/25/2046 649,767
0.1
11,212,963
(3)(5)
Fannie Mae REMIC
Trust 2016-
82 SD, 0.655%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 1,047,672
0.1
115,256  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 114,574
0.0
4,470,124
(3)(5)
Fannie Mae REMIC
Trust 2016-
93 SL, 1.255%,
(-1.000*SOFR30A +
6.536%),
12/25/2046 354,059
0.0
6,563,155
(5)
Fannie Mae REMIC
Trust 2017-23 IO,
6.000%,
04/25/2047 1,363,799
0.1
950,560  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 861,235
0.1
3,225,796  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 3,109,058
0.3
173,808  Fannie Mae REMIC
Trust 2018-27 EA,
3.000%,
05/25/2048 157,570
0.0
2,754,615
(3)(5)
Fannie Mae REMIC
Trust 2018-
43 SE, 0.855%,
(-1.000*SOFR30A +
6.136%),
09/25/2038 249,701
0.0
452,263  Fannie Mae REMIC
Trust 2018-64 ET,
3.000%,
09/25/2048 407,349
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,023,236
(3)(5)
Fannie Mae REMIC
Trust 2019-
18 SA, 0.655%,
(-1.000*SOFR30A +
5.936%),
05/25/2049 $ 486,099
0.1
4,267,968
(3)(5)
Fannie Mae REMIC
Trust 2019-
25 PS, 0.655%,
(-1.000*SOFR30A +
5.936%),
06/25/2049 530,738
0.1
12,321,129
(3)(5)
Fannie Mae REMIC
Trust 2019-
33 PS, 0.655%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,587,176
0.2
10,155,910
(5)
Fannie Mae REMIC
Trust 2020-71 TI,
3.000%,
10/25/2050 1,748,050
0.2
8,587,953
(3)(5)
Fannie Mae REMIC
Trust 2020-
94 SC, 0.555%,
(-1.000*SOFR30A +
5.836%),
07/25/2050 1,131,225
0.1
11,549,513
(5)
Fannie Mae REMIC
Trust 2021-13 BI,
3.000%,
02/25/2050 1,989,970
0.2
14,683,416
(5)
Fannie Mae REMIC
Trust 2021-17 KI,
4.500%,
04/25/2051 3,357,937
0.4
15,947,978
(5)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 3,345,961
0.4
98,844
(3)
First Horizon Alternative
Mortgage Securities
Trust 2005-AA1 1A1,
5.144%,
03/25/2035 57,811
0.0
51,349
(3)
First Horizon Asset
Securities, Inc. 2005-
AR6 4A1, 5.424%,
02/25/2036 49,387
0.0
18,114
(3)
First Horizon Mortgage
Pass-Through Trust
2005-AR3 2A1,
6.747%,
08/25/2035 12,810
0.0
8,448
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.939%,
03/25/2048 7,888
0.0
1,699,978
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.939%,
03/25/2048 1,568,534
0.2
53,940  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 54,894
0.0
72,099  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 73,142
0.0
34,387
(3)
Freddie Mac REMIC
Trust 2411 FJ, 5.807%,
(SOFR30A + 0.464%),
12/15/2029 34,270
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,380  Freddie Mac REMIC
Trust 2460 ZM,
6.000%,
06/15/2032 $ 33,886
0.0
52,473  Freddie Mac REMIC
Trust 2576 KZ,
5.500%,
02/15/2033 54,576
0.0
98,326
(5)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 15,299
0.0
1,942,916
(3)(5)
Freddie Mac
REMIC Trust
2815 GS, 0.543%,
(-1.000*SOFR30A +
5.886%),
03/15/2034 139,644
0.0
437,081  Freddie Mac REMIC
Trust 2867 MZ,
5.000%,
10/15/2034 449,455
0.1
324,668  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 333,855
0.0
2,312,055
(3)(5)
Freddie Mac REMIC
Trust 3045 DI, 1.273%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 206,445
0.0
153,070
(3)
Freddie Mac
REMIC Trust
3065 DC, 3.490%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 161,141
0.0
173,462
(3)(5)
Freddie Mac REMIC
Trust 3102 IS, 4.559%,
(-1.000*SOFR30A +
24.147%),
01/15/2036 45,070
0.0
721,341
(3)(5)
Freddie Mac
REMIC Trust
3170 SA, 1.143%,
(-1.000*SOFR30A +
6.486%),
09/15/2033 58,032
0.0
283,157
(3)(5)
Freddie Mac
REMIC Trust
3171 PS, 1.028%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 21,897
0.0
3,710,292
(3)(5)
Freddie Mac REMIC
Trust 3284 CI, 0.663%,
(-1.000*SOFR30A +
6.006%),
03/15/2037 345,630
0.0
1,613,215
(3)(5)
Freddie Mac REMIC
Trust 3311 IC, 0.953%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 165,803
0.0
3,545,793
(3)(5)
Freddie Mac REMIC
Trust 3510 IC, 0.623%,
(-1.000*SOFR30A +
5.966%),
08/15/2037 325,919
0.0
161,536
(3)(5)
Freddie Mac REMIC
Trust 3524 LA,
4.935%,
03/15/2033 162,320
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,984
(3)
Freddie Mac REMIC
Trust 3556 NT,
8.557%, (SOFR30A +
3.214%),
03/15/2038 $ 22,888
0.0
1,820,214
(3)(5)
Freddie Mac
REMIC Trust
3575 ST, 1.143%,
(-1.000*SOFR30A +
6.486%),
04/15/2039 210,770
0.0
2,897,815
(3)(5)
Freddie Mac
REMIC Trust
3589 SB, 0.743%,
(-1.000*SOFR30A +
6.086%),
10/15/2039 284,690
0.0
270,379
(5)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 30,607
0.0
5,520,989
(3)(5)
Freddie Mac
REMIC Trust
3702 SB, 9.696%,
(-1.000*SOFR30A +
4.386%),
08/15/2040 242,659
0.0
598,915  Freddie Mac REMIC
Trust 3829 VZ,
4.000%,
03/15/2041 591,408
0.1
1,885,881
(3)(5)
Freddie Mac
REMIC Trust
3856 KS, 1.093%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 211,747
0.0
814,842  Freddie Mac REMIC
Trust 3898 KD,
4.500%,
07/15/2041 823,821
0.1
245,585
(3)(5)
Freddie Mac
REMIC Trust
3925 SD, 0.593%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 6,462
0.0
780,468
(3)(5)
Freddie Mac
REMIC Trust
3925 SL, 0.593%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 13,831
0.0
5,465,465
(3)(5)
Freddie Mac
REMIC Trust
3951 SN, 1.093%,
(-1.000*SOFR30A +
6.436%),
11/15/2041 667,476
0.1
308,914  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 312,013
0.0
2,970,601
(3)(5)
Freddie Mac
REMIC Trust
4059 SP, 1.093%,
(-1.000*SOFR30A +
6.436%),
06/15/2042 387,022
0.0
3,101,759
(3)(5)
Freddie Mac
REMIC Trust 4102
MS, 1.143%,
(-1.000*SOFR30A +
6.486%),
09/15/2042 442,630
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,954,733
(3)(5)
Freddie Mac
REMIC Trust
4139 CS, 0.693%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 $ 893,182
0.1
3,945,654
(5)
Freddie Mac REMIC
Trust 4150 IO,
3.500%,
01/15/2043 659,168
0.1
385,844
(5)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 61,210
0.0
3,497,680  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 3,395,741
0.4
3,597,140
(3)(5)
Freddie Mac
REMIC Trust
4313 SD, 0.693%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 324,643
0.0
5,622,876
(3)(5)
Freddie Mac
REMIC Trust
4313 SE, 0.693%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 569,412
0.1
1,580
(5)
Freddie Mac REMIC
Trust 4323 IP, 4.500%,
08/15/2042 2
0.0
542,665
(5)
Freddie Mac REMIC
Trust 4332 PI, 5.000%,
12/15/2043 72,043
0.0
6,141,505  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 6,110,516
0.7
1,157,538
(3)(5)
Freddie Mac
REMIC Trust
4346 ST, 0.743%,
(-1.000*SOFR30A +
6.086%),
07/15/2039 33,460
0.0
1,780,169
(3)(5)
Freddie Mac
REMIC Trust
4386 LS, 0.643%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 191,077
0.0
1,682,983
(5)
Freddie Mac REMIC
Trust 4465 MI,
5.000%,
03/15/2041 274,616
0.0
6,016,828
(3)(5)
Freddie Mac
REMIC Trust
4675 KS, 0.543%,
(-1.000*SOFR30A +
5.886%),
04/15/2047 757,040
0.1
3,512,330
(5)
Freddie Mac REMIC
Trust 4717 IB, 4.000%,
09/15/2047 704,951
0.1
1,831,647  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 1,493,996
0.2
1,709,537  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 1,512,586
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
682,792  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 $ 659,144
0.1
5,121,589
(3)(5)
Freddie Mac REMIC
Trust 4845 S, 1.243%,
(-1.000*SOFR30A +
6.586%),
12/15/2048 540,687
0.1
4,790,741
(3)(5)
Freddie Mac
REMIC Trust
4892 ES, 0.755%,
(-1.000*SOFR30A +
6.036%),
07/25/2045 606,623
0.1
13,373,906
(3)(5)
Freddie Mac
REMIC Trust
4901 BS, 0.705%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 1,294,546
0.1
2,211,181
(5)
Freddie Mac REMIC
Trust 4953 AI, 4.000%,
02/25/2050 435,057
0.1
4,595,953
(5)
Freddie Mac REMIC
Trust 4988 IJ, 4.500%,
12/15/2047 858,571
0.1
10,950,948
(3)(5)
Freddie Mac
REMIC Trust
4995 SB, 0.705%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,519,785
0.2
3,791,675
(5)
Freddie Mac REMIC
Trust 5015 EI, 4.500%,
09/25/2050 863,043
0.1
14,691,068
(5)
Freddie Mac REMIC
Trust 5118 LI, 3.000%,
06/25/2041 1,627,156
0.2
11,965,439
(5)
Freddie Mac REMIC
Trust 5124 IQ,
3.500%,
07/25/2051 2,200,736
0.2
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.930%,
(SOFR30A + 3.650%),
11/25/2041 1,041,823
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.630%,
(SOFR30A + 5.350%),
08/25/2042 1,527,639
0.2
3,619,578
(5)
Freddie Mac Strips 228
IO, 6.000%,
02/01/2035 574,817
0.1
7,324,746
(3)(5)
Freddie Mac Strips
268 S5, 0.543%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 865,498
0.1
4,477,781
(3)(5)
Freddie Mac Strips
311 S1, 0.493%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 516,572
0.1
266,304
(3)(5)
Freddie Mac Strips
347 118, 4.500%,
02/15/2044 47,574
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,386,155
(3)(5)
Freddie Mac Strips
347 C29, 3.000%,
01/15/2044 $ 1,071,206
0.1
6,296,472
(3)(5)
Freddie Mac Strips
347 C30, 3.500%,
02/15/2044 1,041,110
0.1
2,367,348
(3)(5)
Freddie Mac Strips
347 C31, 4.000%,
02/15/2044 388,939
0.0
4,902,695
(5)
Freddie Mac Strips 351
C1, 2.500%,
02/15/2031 224,346
0.0
3,483,920
(5)
Freddie Mac Strips
351 C11, 3.500%,
02/15/2031 240,535
0.0
4,369,793
(5)
Freddie Mac Strips
351 C12, 4.000%,
02/15/2031 338,126
0.0
3,373,625
(5)
Freddie Mac Strips
351 C13, 3.000%,
02/15/2031 200,431
0.0
5,280,633
(5)
Freddie Mac Strips 351
C2, 3.000%,
02/15/2031 299,533
0.0
4,320,042
(5)
Freddie Mac Strips 351
C7, 3.000%,
02/15/2031 242,742
0.0
4,944,452
(5)
Freddie Mac Strips 351
C8, 3.500%,
02/15/2031 344,526
0.0
1,596,652  Freddie Mac Structured
Pass-Through
Certificates T-54 2A,
6.500%,
02/25/2043 1,656,790
0.2
1,298,708
(3)
Freddie Mac Structured
Pass-Through
Certificates T-62 1A1,
6.323%, (12MTA +
1.200%),
10/25/2044 1,176,775
0.1
264,418
(3)(5)
Ginnie Mae 2005-
7 AH, 1.559%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 21,472
0.0
4,774,090
(3)(5)
Ginnie Mae 2007-
35 KY, 1.239%,
(-1.000*TSFR1M +
6.336%),
06/16/2037 487,284
0.1
158,406
(3)
Ginnie Mae 2007-
8 SP, 5.592%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 195,400
0.0
941,168
(3)(5)
Ginnie Mae 2008-
35 SN, 1.325%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 78,675
0.0
450,205
(3)(5)
Ginnie Mae 2008-
40 PS, 1.289%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 31,811
0.0
4,110,275
(3)(5)
Ginnie Mae 2009-
106 SU, 1.125%,
(-1.000*TSFR1M +
6.086%),
05/20/2037 394,147
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,394,561
(3)(5)
Ginnie Mae 2009-
25 KS, 1.125%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 $ 136,774
0.0
683,525  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 695,491
0.1
737,731  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 742,059
0.1
2,894,408  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 3,048,618
0.3
566,838
(5)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 36,088
0.0
684,534
(3)(5)
Ginnie Mae 2010-
116 NS, 1.439%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 58,050
0.0
2,557,499
(3)(5)
Ginnie Mae 2010-
116 SK, 1.545%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 259,338
0.0
1,197,064
(3)(5)
Ginnie Mae 2010-
149 HS, 0.889%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 16,813
0.0
748,634
(3)(5)
Ginnie Mae 2010-
4 SP, 1.289%,
(-1.000*TSFR1M +
6.386%),
01/16/2039 22,651
0.0
200,590
(5)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 6,859
0.0
908,339
(3)(5)
Ginnie Mae 2010-
68 MS, 0.775%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 90,300
0.0
2,139,882
(5)
Ginnie Mae 2010-9 JI,
5.000%,
01/20/2040 448,941
0.1
127,938
(5)
Ginnie Mae 2011-116
BI, 4.000%,
08/16/2026 1,418
0.0
2,161,427
(3)(5)
Ginnie Mae 2011-
80 KS, 1.595%,
(-1.000*TSFR1M +
6.556%),
06/20/2041 252,007
0.0
34,778
(5)
Ginnie Mae 2012-40
NI, 4.500%,
05/20/2040 1,841
0.0
4,124,601
(5)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 612,377
0.1
4,125,009
(5)
Ginnie Mae 2013-184
JI, 5.500%,
12/16/2043 867,333
0.1
313,933  Ginnie Mae 2013-
26 GU, 1.500%,
04/20/2042 289,379
0.0
314,640  Ginnie Mae 2013-26
JC, 2.000%,
01/20/2043 286,544
0.0
142,260  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 126,702
0.0
107,079  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 95,168
0.0
3,314,245  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 3,159,746
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,616,951
(3)(5)
Ginnie Mae 2014-
3 SU, 0.975%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 $ 342,794
0.0
4,618,868
(3)(5)
Ginnie Mae 2014-
55 MS, 0.989%,
(-1.000*TSFR1M +
6.086%),
04/16/2044 470,536
0.1
3,273,552
(3)(5)
Ginnie Mae 2014-
56 SP, 0.989%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 263,053
0.0
4,064,012
(3)(5)
Ginnie Mae 2014-
58 CS, 0.389%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 268,258
0.0
5,193,703
(5)
Ginnie Mae 2014-79
BI, 6.000%,
05/16/2044 921,236
0.1
2,021,526
(3)(5)
Ginnie Mae 2014-
99 S, 0.525%,
(-1.000*TSFR1M +
5.486%),
06/20/2044 207,098
0.0
1,014,878  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 950,358
0.1
1,183,987  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,108,616
0.1
4,757,188
(3)(5)
Ginnie Mae 2020-
7 SE, 0.975%,
(-1.000*TSFR1M +
5.936%),
06/20/2049 599,484
0.1
23,945,392
(5)
Ginnie Mae 2021-228
IG, 3.000%,
12/20/2051 3,993,016
0.4
10,857,888
(5)
Ginnie Mae 2021-41
MI, 2.000%,
03/20/2051 1,265,618
0.1
10,901,933
(5)
Ginnie Mae 2021-87
ID, 2.500%,
05/20/2051 1,574,520
0.2
140,683
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 134,990
0.0
849,329
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 856,734
0.1
1,331  GSR Mortgage Loan
Trust 2003-2F 3A1,
6.000%,
03/25/2032 1,395
0.0
30,232
(3)
HarborView Mortgage
Loan Trust 2005-
2 2A1A, 5.519%,
(TSFR1M + 0.554%),
05/19/2035 28,898
0.0
62,713
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
5.829%, (TSFR1M +
0.974%),
08/25/2029 60,859
0.0
19,500
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 19,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,345
(3)
JP Morgan Mortgage
Trust 2005-A1 6T1,
5.738%,
02/25/2035 $ 3,157
0.0
29,734
(3)
JP Morgan Mortgage
Trust 2007-A1 5A5,
5.703%,
07/25/2035 30,061
0.0
8,088
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.576%,
06/25/2048 7,417
0.0
8,088
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.576%,
06/25/2048 7,380
0.0
1,671,859
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.576%,
06/25/2048 1,518,699
0.2
4,255
(1)(3)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.418%,
03/25/2050 3,809
0.0
3,566
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.505%,
03/25/2051 3,166
0.0
1,717,317
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.505%,
03/25/2051 1,528,195
0.2
6,417,033
(3)(5)
Lehman Mortgage Trust
2006-9 2A5, 1.651%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 789,946
0.1
22,202
(3)
Merrill Lynch Mortgage
Investors Trust MLMI
Series 2003-A3 1A,
6.263%,
05/25/2033 21,602
0.0
10,261
(3)
Merrill Lynch Mortgage
Investors Trust Series
MLCC 2005-3 5A,
5.469%, (TSFR1M +
0.614%),
11/25/2035 9,787
0.0
9,802
(1)(3)
Nomura Asset
Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A A,
7.000%,
02/19/2030 9,636
0.0
899,647,248
(1)(5)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 3,876,445
0.4
287,811  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 253,068
0.0
779  RFMSI Series Trust
2003-S9 A1, 6.500%,
03/25/2032 781
0.0
1,339,805  Seasoned Credit Risk
Transfer Trust 2017-
4 M45T, 4.500%,
06/25/2057 1,310,255
0.1
594,373  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 529,907
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
779,396  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 $ 689,825
0.1
621,461  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 547,741
0.1
627,737  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 556,976
0.1
800,599  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 711,770
0.1
165,911  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 147,280
0.0
16,309
(3)
Sequoia Mortgage Trust
2003-4 2A1, 5.775%,
(TSFR1M + 0.814%),
07/20/2033 16,118
0.0
8,033
(3)
Sequoia Mortgage Trust
2005-4 2A1, 7.176%,
04/20/2035 8,094
0.0
515,809
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.757%,
05/25/2045 458,650
0.1
80,276
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 76,652
0.0
4,483
(1)(3)
Sequoia Mortgage Trust
2020-3 B3, 3.318%,
04/25/2050 3,965
0.0
698,000
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 619,483
0.1
379,088
(3)
Structured Adjustable
Rate Mortgage Loan
Trust 2005-7 4A,
5.758%,
04/25/2035 346,890
0.0
22,317
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
17 3A1, 4.953%,
08/25/2035 19,358
0.0
42,001
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A2,
5.579%, (TSFR1M +
0.614%),
07/19/2035 41,355
0.0
39,224
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A3,
5.579%, (TSFR1M +
0.614%),
07/19/2035 37,506
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
93,872
(3)
Thornburg Mortgage
Securities Trust 2006-5
A1, 5.513%,
10/25/2046 $ 88,475
0.0
9,931
(3)
WaMu Mortgage Pass-
Through Certificates
2002-AR9 1A, 6.523%,
(12MTA + 1.400%),
08/25/2042 9,515
0.0
14,862
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 A1A,
5.609%, (TSFR1M +
0.754%),
01/25/2045 14,623
0.0
28,022,093
(3)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 30,247
0.0
374,151
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.557%,
10/25/2036 343,752
0.0
350,889
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.020%,
10/25/2036 320,320
0.0
632,119
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.316%,
12/25/2036 556,361
0.1
170,256
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR7 3A, 6.171%,
(12MTA + 1.048%),
07/25/2046 151,187
0.0
628,792
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.949%,
(TSFR1M + 1.094%),
10/25/2045 607,108
0.1
1,106,058
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR10 A1,
5.169%, (TSFR1M +
0.314%),
12/25/2036 542,338
0.1
120,433  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 110,716
0.0
643,435
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.399%, (TSFR1M
+ 0.544%),
06/25/2037 525,707
0.1
38,718
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2005-AR7 1A1,
6.105%,
05/25/2035 39,609
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
126,897
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.169%,
04/25/2036 $ 124,063
0.0
499,215
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.755%,
08/20/2045 462,971
0.1
Total Collateralized
Mortgage Obligations
(Cost $176,303,992)
155,623,114
16.5
ASSET-BACKED SECURITIES : 10.6%
Home Equity Asset-Backed Securities : 0.1%
964,910
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 784,672
0.1
37,992
(3)
Renaissance Home
Equity Loan Trust
2003-2 A, 3.838%,
(TSFR1M + 0.994%),
08/25/2033 35,252
0.0
467,924
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 466,450
0.0
1,286,374
0.1
Other Asset-Backed Securities : 9.2%
2,347,576
(1)(3)(5)(6)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
3,170,000
(1)(3)
AMMC CLO 25
Ltd. 2022-25A A1R,
6.651%, (TSFR3M +
1.350%),
04/15/2035 3,174,045
0.3
1,873,912
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.561%, (TSFR1M +
1.464%),
11/15/2036 1,873,440
0.2
3,061,892
(1)(3)
Barings CLO Ltd.
2018-3A A2, 6.844%,
(TSFR3M + 1.562%),
07/20/2029 3,062,845
0.3
319,605
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
6.243%,
10/25/2036 318,534
0.0
1,950,000
(1)(3)
Benefit Street Partners
CLO XVIII Ltd. 2019-
18A A2R, 7.013%,
(TSFR3M + 1.712%),
10/15/2034 1,950,868
0.2
3,490,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.714%, (TSFR3M +
1.432%),
07/20/2034 3,493,284
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,000,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
7.544%, (TSFR3M +
2.262%),
07/20/2034 $ 3,003,174
0.3
1,750,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
8.048%, (TSFR3M +
2.762%),
07/16/2032 1,742,001
0.2
3,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
6.997%, (TSFR3M +
1.712%),
10/17/2034 3,003,309
0.3
27,658
(3)
Chase Funding Trust
Series 2002-4 2A1,
5.709%, (TSFR1M +
0.854%),
10/25/2032 27,422
0.0
102,805
(3)
Chase Funding Trust
Series 2003-5 2A2,
5.569%, (TSFR1M +
0.714%),
07/25/2033 102,428
0.0
6,750,000
(1)(3)
Dryden 104 CLO
Ltd. 2022-104A A1R,
6.290%, (TSFR3M +
1.290%),
08/20/2034 6,754,387
0.7
2,033,247
(1)(3)
FS Rialto 2021-FL3 A,
6.461%, (TSFR1M +
1.364%),
11/16/2036 2,024,095
0.2
94,115
(3)
GSAMP Trust 2007-
FM1 A2A, 5.039%,
(TSFR1M + 0.184%),
12/25/2036 47,368
0.0
670,388
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 633,459
0.1
460,574
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 7.042%,
(SOFR30A + 1.700%),
04/20/2037 461,799
0.1
10,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.794%, (TSFR3M +
1.512%),
01/20/2031 10,008,480
1.1
55,824
(3)
Long Beach Mortgage
Loan Trust 2004-4
1A1, 5.529%, (TSFR1M
+ 0.674%),
10/25/2034 54,736
0.0
3,532,000
(1)(3)
MF1 Ltd. 2021-FL7
AS, 6.579%, (TSFR1M
+ 1.564%),
10/16/2036 3,491,767
0.4
316,622
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 284,454
0.0
2,350,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 6.733%,
(TSFR3M + 1.400%),
07/22/2038 2,357,393
0.3
1,450,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 6.696%, (TSFR3M
+ 1.400%),
07/20/2037 1,457,421
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,000,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.891%,
(TSFR3M + 1.612%),
07/19/2030 $ 4,000,200
0.4
2,000,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
6.963%, (TSFR3M +
1.662%),
01/15/2035 2,001,478
0.2
59,274
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.423%,
01/25/2036 58,782
0.0
49,627
(3)
Securitized Asset
Backed Receivables
LLC Trust 2006-WM4
A2A, 5.129%, (TSFR1M
+ 0.274%),
11/25/2036 13,693
0.0
2,600,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.846%, (TSFR3M +
2.562%),
04/25/2034 2,604,719
0.3
1,699,693
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,649,597
0.2
6,000,000
(1)(3)
TCW CLO Ltd. 2020-
1A CRR, 7.594%,
(TSFR3M + 2.312%),
04/20/2034 6,010,764
0.6
7,100,000
(1)(3)
TCW CLO Ltd. 2023-1A
C, 8.764%, (TSFR3M +
3.500%),
04/28/2036 7,178,718
0.8
7,000,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.063%, (TSFR3M +
2.762%),
04/15/2035 7,016,149
0.7
7,000,000
(1)(3)
Trinitas Clo VII Ltd.
2017-7A A1R, 6.746%,
(TSFR3M + 1.462%),
01/25/2035 7,004,571
0.7
60,062  United States Small
Business Administration
2007-20L 1, 5.290%,
12/01/2027 60,258
0.0
86,925,638
9.2
Student Loan Asset-Backed Securities : 1.3%
313,781
(1)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 293,759
0.1
277,367
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 248,568
0.0
232,378
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 218,398
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,550,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 $ 1,401,073
0.2
2,200,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,081,849
0.2
2,100,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 1,978,854
0.2
5,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 4,746,220
0.5
1,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 950,050
0.1
11,918,771
1.3
Total Asset-Backed
Securities
(Cost $100,891,180)
100,130,783
10.6
COMMERCIAL MORTGAGE-BACKED SECURITIES : 7.1%
11,784,841
(3)(5)
BANK 2019-BN16 XA,
1.096%,
02/15/2052 387,041
0.0
22,800,000
(1)(3)(5)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 85,035
0.0
18,579,026
(3)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
1.181%,
03/15/2052 686,023
0.1
1,700,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 6.838%,
(TSFR1M + 1.741%),
02/15/2039 1,685,225
0.2
500,000
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 C, 6.988%,
(TSFR1M + 1.891%),
03/15/2041 498,948
0.1
1,348,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.440%,
05/25/2052 1,087,146
0.1
1,400,000  BMO Mortgage Trust
2024-5C6 A3, 5.316%,
09/15/2057 1,442,946
0.2
350,000
(1)(3)
BX 2021-MFM1 D,
6.711%, (TSFR1M +
1.614%),
01/15/2034 346,219
0.0
2,940,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.382%,
(TSFR1M + 2.285%),
10/15/2036 2,907,203
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 6.638%,
(TSFR1M + 1.541%),
05/15/2034 $ 1,001,280
0.1
945,956
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 6.738%,
(TSFR1M + 1.641%),
05/15/2041 948,706
0.1
2,311,419
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 7.037%,
(TSFR1M + 1.941%),
03/15/2041 2,305,948
0.2
1,000,000
(1)(3)
BX Trust 2023-DELC
A, 7.787%, (TSFR1M +
2.690%),
05/15/2038 1,005,848
0.1
1,500,000
(1)(3)
BX Trust 2024-BIO B,
7.038%, (TSFR1M +
1.941%),
02/15/2041 1,492,732
0.2
15,976,358
(3)(5)
CD Mortgage Trust
2016-CD1 XA, 1.477%,
08/10/2049 234,679
0.0
1,500,000  CD Mortgage Trust
2018-CD7 A4, 4.279%,
08/15/2051 1,479,873
0.2
45,922,176
(3)(5)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.826%,
06/10/2051 974,133
0.1
1,000,000
(3)
Citigroup Commercial
Mortgage Trust 2020-
GC46 B, 3.150%,
02/15/2053 852,742
0.1
1,650,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 1,666,521
0.2
65,166,000
(1)(3)(5)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 460,297
0.1
1,500,000
(3)
COMM Mortgage Trust
2015-CR27 B, 4.487%,
10/10/2048 1,417,327
0.2
57,991,746
(3)(5)
COMM Mortgage
Trust 2016-CR28 XA,
0.710%,
02/10/2049 287,448
0.0
1,500,000
(3)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,415,828
0.2
1,500,000
(1)(3)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 1,402,205
0.1
500,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 B, 5.040%,
11/15/2051 462,599
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,116,166
(1)
Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 $ 1,345,816
0.1
2,300,000
(1)(7)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 1,552,691
0.2
65,597,575
(1)(5)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 144,118
0.0
7,380,000
(1)(5)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 25,493
0.0
2,598,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,916,011
0.2
1,723,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,713,046
0.2
1,756,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,659,750
0.2
1,724,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,709,145
0.2
1,388,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 1,371,508
0.1
1,755,000
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,635,683
0.2
2,164,000
(1)(7)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 2,109,880
0.2
2,631,000
(1)(7)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,549,792
0.3
1,140,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.000%,
09/27/2051 1,074,212
0.1
1,817,000
(1)(7)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,281,725
0.1
2,163,000
(1)(7)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 2,102,777
0.2
2,140,000
(1)(7)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,965,455
0.2
7,884,987
(3)(5)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.746%,
06/10/2047 62,118
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,569,418
(3)(5)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.705%,
12/15/2049 $ 331,291
0.0
2,000,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C25 B,
4.347%,
11/15/2047 1,833,312
0.2
1,593,391
(3)(5)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.003%,
10/15/2048 3,816
0.0
1,500,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
6.392%, (TSFR1M +
1.295%),
05/15/2039 1,460,870
0.2
1,250,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 6.688%,
(TSFR1M + 1.592%),
05/15/2041 1,247,464
0.1
2,000,000
(1)(3)
MF1 LLC 2024-FL14
A, 6.702%, (TSFR1M +
1.737%),
03/19/2039 2,008,623
0.2
1,849,793
(1)(3)
PFP Ltd. 2023-10 A,
7.448%, (TSFR1M +
2.365%),
09/16/2038 1,862,218
0.2
1,140,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 1,029,608
0.1
420,000
(1)(7)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 371,731
0.0
530,000
(1)(7)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 439,980
0.0
1,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 7.050%, (TSFR1M +
1.950%),
10/15/2041 1,002,129
0.1
2,370,000
(1)(3)
SMRT 2022-MINI D,
7.047%, (TSFR1M +
1.950%),
01/15/2039 2,330,622
0.2
17,063,782
(3)(5)
Wells Fargo
Commercial Mortgage
Trust 2014-LC18 XA,
1.130%,
12/15/2047 15,642
0.0
1,147,597  Wells Fargo
Commercial Mortgage
Trust 2015-SG1 A4,
3.789%,
09/15/2048 1,133,075
0.1
24,494,781
(3)(5)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.640%,
04/15/2054 1,673,583
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $65,598,708)
67,497,136
7.1
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 0.8%
United States Treasury Notes : 0.8%
2,288,000
3.375
%,
09/30/2029 $ 2,281,297
0.2
79,000
3.500
%,
09/30/2031 78,858
0.0
139,800
3.625
%,
09/15/2027 139,095
0.0
3,827,000
3.875
%,
08/15/2034 3,854,208
0.4
1,239,000
4.350
%,
05/15/2054 1,344,218
0.2
7,697,676
0.8
Total U.S. Treasury
Obligations
(Cost $7,750,397)
7,697,676
0.8
MUNICIPAL BONDS : 0.2%
California : 0.2%
500,000  California State
University, 6.434%,
11/01/2030 536,227
0.1
185,000  Los Angeles County
Public Works Financing
Authority, 7.488%,
08/01/2033 206,950
0.0
300,000  Los Angeles County
Public Works Financing
Authority, 7.618%,
08/01/2040 366,003
0.1
200,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.398%,
05/15/2031 213,472
0.0
300,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.548%,
05/15/2048 344,964
0.0
1,667,616
0.2
Total Municipal Bonds
(Cost $1,485,000)
1,667,616
0.2
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 17.0%
Affiliated Investment Companies : 17.0%
7,030,177  Voya VACS Series
EMHCD Fund
76,558,641
8.1
2,620,949  Voya VACS Series HYB
Fund
27,310,292
2.9
5,328,383  Voya VACS Series SC
Fund
56,480,859
6.0
160,349,792
17.0
Total Mutual Funds
(Cost $150,067,069)
160,349,792
17.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(8)
: 0.0%
Total Purchased
Options
(Cost $194,376)
$ 1,255
0.0
Total Long-Term
Investments
(Cost $949,324,353)
937,427,349
99.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Commercial Paper : 0.2%
1,300,000  Enbridge (US)
Inc.,
5.100
%,
10/02/2024
(Cost
$1,299,809)
1,299,638
0.2
Repurchase Agreements : 0.7%
1,891,911
(9)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,892,170,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,929,749, due
10/01/27-01/01/57)
1,891,911
0.2
1,891,911
(9)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,892,170,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,929,749, due
05/01/26-08/20/74)
1,891,911
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,178,468
(9)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,178,630,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,201,925, due
07/31/25-08/01/54)
$ 1,178,468
0.1
1,891,911
(9)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,892,170,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,929,749, due
07/15/28-09/01/54)
1,891,911
0.2
62,436
(9)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase Amount
$62,444, collateralized
by various U.S.
Government Securities,
0.375%-5.000%, Market
Value plus accrued
interest $63,685, due
10/01/24-09/09/49)
62,436
0.0
Total Repurchase
Agreements
(Cost $6,916,637)
6,916,637
0.7
Time Deposits : 0.1%
180,000
(9)
Canadian Imperial Bank
of Commerce,
4.810
%,
10/01/2024 180,000
0.1
180,000
(9)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 180,000
0.0
180,000
(9)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 180,000
0.0
180,000
(9)
Royal Bank of Canada,
4.830
%,
10/01/2024 180,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
180,000
(9)
Skandinaviska Enskilda
Banken AB,
4.810
%,
10/01/2024 $ 180,000
0.0
180,000
(9)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 180,000
0.0
Total Time Deposits
(Cost $1,080,000)
1,080,000
0.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.0%
212,000
(10)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $212,000) $ 212,000 0.0
Total Short-Term
Investments
(Cost $9,508,446)
9,508,275
1.0
Total Investments in
Securities
(Cost $958,832,799) $ 946,935,624 100.3
Liabilities in Excess of
Other Assets
(3,279,738) (0.3)
Net Assets $ 943,655,886 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)
Rate shown is the 7-day yield as of September 30, 2024.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
H15T1Y U.S. Treasury 1-Year Constant Maturity
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 237,584,109 $ — $ 237,584,109
U.S. Government Agency Obligations — 206,875,868 — 206,875,868
Mutual Funds 160,349,792 — — 160,349,792
Collateralized Mortgage Obligations — 155,623,114 — 155,623,114
Asset-Backed Securities — 100,130,783 — 100,130,783
Commercial Mortgage-Backed Securities — 67,497,136 — 67,497,136
U.S. Treasury Obligations — 7,697,676 — 7,697,676
Municipal Bonds — 1,667,616 — 1,667,616
Purchased Options — 1,255 — 1,255
Short-Term Investments 212,000 9,296,275 — 9,508,275
Total Investments, at fair value $ 160,561,792 $ 786,373,832 $ — $ 946,935,624
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 7,471 — 7,471
Forward Premium Swaptions — 1,929,896 — 1,929,896
Futures 673,398 — — 673,398
Total Assets $ 161,235,190 $ 788,311,199 $ — $ 949,546,389
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (441,943) $ — $ (441,943)
Centrally Cleared Interest Rate Swaps — (3,467,462) — (3,467,462)
Forward Premium Swaptions — (38,883) — (38,883)
Futures (822,387) — — (822,387)
OTC volatility swaps — (167,313) — (167,313)
Written Options — (47,303) — (47,303)
Total Liabilities $ (822,387) $ (4,162,904) $ — $ (4,985,291)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 95,931,889 $ 4,707,354 $ (26,168,224) $ 2,087,608 $ 76,558,641 $ 4,731,021 $ 1,831,776 $ —
Voya VACS Series HYB Fund
71,503,754 3,694,993 (46,827,736) (1,060,719) 27,310,292 3,694,918 1,172,250 —
Voya VACS Series SC Fund
121,814,000 — (65,791,440) 458,299 56,480,859 4,004,918 3,208,544 —
$ 289,249,643 $ 8,402,347 $ (138,787,400) $ 1,485,188 $ 160,349,792 $ 12,430,857 $ 6,212,570 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At September 30, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 963 12/31/24 $ 200,537,227 $ 13,792
U.S. Treasury Long Bond 469 12/19/24 58,243,937 (214,093)
U.S. Treasury Ultra Long Bond 527 12/19/24 70,140,406 (608,294)
$ 328,921,570 $ (808,595)
Short Contracts:
U.S. Treasury 5-Year Note (482) 12/31/24 (52,963,516) 252,497
U.S. Treasury 10-Year Note (133) 12/19/24 (15,199,406) 73,783
U.S. Treasury Ultra 10-Year Note (470) 12/19/24 (55,599,531) 333,326
$ (123,762,453) $ 659,606
At September 30, 2024, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index Series 42,
Version 1 Buy (5.000) 06/20/29 USD 50,000,000 $ (3,876,708) $ (441,943)
$ (3,876,708) $ (441,943)
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At September 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 28-day MXN TIIE-BANXICO Monthly 8.700 % Monthly 09/20/34 MXN 29,474,000 $ — $ —
Receive 1-day Secured Overnight Financing Rate Annual 3.243 Annual 10/07/29 USD 1,565,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.184 Annual 10/07/29 USD 2,087,000 7,471 7,471
Receive 1-day Secured Overnight Financing Rate Annual 3.256 Annual 10/07/29 USD 2,608,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 116,682,600 (1,905,839) (1,905,839)
Receive 1-day Secured Overnight Financing Rate Annual 4.241 Annual 07/22/26 USD 122,253,000 (1,561,623) (1,561,623)
$ (3,459,991) $ (3,459,991)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At September 30, 2024, the following OTC volatility swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% BNP Paribas 10/10/24 USD 31,000 $ (51,514) $ (51,514)
Receive
EUR vs. USD Spot Exchange
Rate 6.550% Deutsche Bank AG 02/03/25 USD 61,130 (10,122) (10,122)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% Standard Chartered Bank 10/10/24 USD 31,000 (51,514) (51,514)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% UBS AG 10/03/24 USD 47,000 (54,163) (54,163)
$ (167,313) $ (167,313)
At September 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
& Co. Pay 3.100% 6-month EUR-EURIBOR 12/20/24 EUR 61,340,000 $ 194,376 $ 1,255
$ 194,376 $ 1,255
At September 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 5-Year Interest
Rate Swap
(1)
UBS AG Pay 3.185%
1-day Secured Overnight
Financing Rate 10/03/24 USD 10,433,000 $ 31,821 $ (4,842)
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 3.280% 6-month EUR-EURIBOR 12/20/24 EUR 61,340,000 120,828 (490)
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 3.453% 6-month EUR-EURIBOR 12/20/24 EUR 61,340,000 73,547 (208)
Put on 5-Year Interest
Rate Swap
(2)
UBS AG Receive 3.185%
1-day Secured Overnight
Financing Rate 10/03/24 USD 10,433,000 31,821 (41,763)
$ 258,017 $ (47,303)
At September 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 12,116,950 $ (508,912) $ (16,577)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 12,484,500 (2,184,788) 472,797
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 20,904,800 (3,700,150) 763,274
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 19,473,000 (3,505,140) 658,778
Put on 5-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Pay
1-day Secured Overnight
Financing Rate 09/18/29 USD 10,433,000 (335,316) 20,734
$ (10,234,306) $ 1,899,006
At September 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Pay
1-day Secured Overnight
Financing Rate 09/19/28 USD 26,083,000 $ 203,610 $ 8,235
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 12,116,950 508,912 (14,164)
Put on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Receive
1-day Secured Overnight
Financing Rate 09/19/28 USD 26,083,000 203,610 (8,142)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap UBS AG 2.650% Receive 6-month EUR-EURIBOR 09/18/29 EUR 10,433,000 $ 339,231 $ 6,078
$ 1,255,363 $ (7,993)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 26,809,096
Gross Unrealized Depreciation (38,770,021)
Net Unrealized Depreciation $ (11,960,925)